UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09141
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
September 30
Date of Fiscal Year End
September 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

EDUCATION

Annual Report September 30, 2010

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance National Municipal Income Fund as of September 30, 2010
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
Economic and Market Conditions

Thomas M. Metzold, CFA
Portfolio Manager
The U.S. economy remained generally stable, if still weak, during the fiscal year ending September 30, 2010, even as concerns about high unemployment and budget deficits provoked ongoing skittishness in the capital markets. The U.S. economy grew at an annualized rate of 3.7% in the first quarter of 2010, but slowed to 1.7% in the second quarter, according to the U.S. Department of Commerce. Advance estimates for the third quarter indicated an annualized increase in GDP of 2.0%.
Municipal bond performance was positive for the fiscal year, in spite of ongoing negative media attention on the tax-exempt sector. Solid performance resulted in part from continued investor concern about the strength (or weakness) of the economic recovery, and investments such as higher-quality municipals and Treasuries benefited. Toward the end of the period, the market was bolstered by very light issuance and sustained demand, as well as a flight to quality during July and August. September 2010 brought a change in sentiment, and investors took on more risk, helping higher-yielding, lower-rated sectors of the market.
Against this backdrop the Barclays Capital Municipal Bond Index (the Index)1— an unmanaged index of municipal bonds traded in the U.S.—gained 5.81% for the fiscal year ending September 30, 2010. Munis with longer maturities performed best during the year, with the 20-year segment of the Index returning 6.63%. Intermediate-maturity bonds, represented by the 7-year segment of the Index, also performed well, gaining 6.48%. Shorter-maturity bonds in the 5-year segment of the Index returned 5.63%.
Management Discussion
During the year ending September 30, 2010, the Fund underperformed the Index. The Fund was modestly hedged using Treasury futures—an ongoing strategy that management has employed for many years which is designed to help mitigate interest-rate risk. During the second half of the year, the volatile economic situation in Europe and increasing uncertainty about the global economic outlook bolstered the U.S. Treasury market, sending Treasury yields lower. As a result, the Fund’s use of hedges detracted from its relative returns during the second half of the fiscal year and for the year as a whole. In addition, the Fund was underweight AA-rated bonds and 5% coupon bonds, both of which detracted from relative performance.
In contrast, several factors contributed positively to relative performance. As mentioned, the longer end of the yield curve outperformed during the period. The Fund’s longer duration positioning benefited, as investors sought higher yields later in the period. This duration positioning was the biggest positive factor during the period. In addition, overweight positions in revenue bonds were helpful, as was an overweight position in BBB-rated issues. Holdings of zero-coupon and high-coupon bonds also bolstered returns relative to the Index.
Management employed leverage in the Fund, through which additional exposure to the municipal market was achieved. Leverage has the impact of magnifying the Fund’s exposure to its underlying investments in both up and down markets. During the period, the Fund’s leverage generally helped its relative performance.2
As we move ahead, we continue to focus on state and local government budget deficits, which likely peaked in 2010 or are expected to peak in early 2011. The decline in tax revenues appears to be reaching a bottom, with some municipalities realizing growth in tax receipts due to a combination of slim economic growth and an increase in actual tax rates. However, spending continues to grow faster than tax receipts despite deep spending cuts enacted by some government officials. We will continue to analyze any new developments and solutions that government leaders formulate to address their fiscal problems.

[1]	It is not possible to invest directly in an Index or a Lipper classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper classfication as the Fund.

[2]	The Fund employs residual interest bond (RIB) financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value). See Note 11 to the financial statements for more information on RIB investments.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

1

Eaton Vance National Municipal Income Fund as of September 30, 2010
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S., and the Barclays Capital Long (22+) Municipal Bond Index, the long bond component of the Barclays Capital Municipal Bond Index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital Long (22+) Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	EANAX	EVHMX	ECHMX	EIHMX

Average Annual Total Returns (at net asset value)
One Year	5.36%	4.51%	4.51%	5.61%
Five Years	2.85	2.09	2.09	3.11
10 Years	5.41	4.79	4.64	5.68
Life of Fund†	5.92	5.80	4.41	5.26

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.36%	-0.47%	3.52%	5.61%
Five Years	1.86	1.76	2.09	3.11
10 Years	4.90	4.79	4.64	5.68
Life of Fund†	5.61	5.80	4.41	5.26

†	Inception dates: Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93; Class I: 7/1/99

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.93%	1.68%	1.68%	0.67%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	5.31%	4.56%	4.56%	5.56%
Taxable-Equivalent Distribution Rate[3,4]	8.17	7.02	7.02	8.55
SEC 30-day Yield[5]	4.77	4.26	4.26	5.27
Taxable-Equivalent SEC 30-day Yield[4,5]	7.34	6.55	6.55	8.11
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.81%	6.56%
Five Years	5.13	4.50
10 Years	5.73	6.25
Lipper Averages7 (Average Annual Total Returns)

Lipper General Municipal Debt Funds Classification
One Year	5.45%
Five Years	3.80
10 Years	4.65
Portfolio Manager: Thomas M. Metzold, CFA

*	Source: Lipper, Inc. Class B commenced investment operations on 12/19/85. A $10,000 hypothetical investment at net asset value in Class A, Class C and Class I on 9/30/00 would have been valued at $16,945 ($16,141 at the maximum offering price), $15,738 and $17,385, respectively, on 9/30/10. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value.

[2]	Source: Prospectus dated 2/1/10. Includes interest expense of 0.23% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value at the end of the period.

[4]	Taxable-equivalent figures assume a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]	It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

[7]	The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper General Municipal Debt Funds Classification contained 250, 197 and 159 funds for the
1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

2

Eaton Vance National Municipal Income Fund as of September 30, 2010
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 11 to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 9/30/10 is as follows:

AAA	25.7%
AA	27.4%
A	25.1%
BBB	13.3%
BB	0.2%
B	3.2%
CCC	0.4%
CC	O.3%
Not Rated	4.4%
Fund Statistics2

• Number of Issues:	312
• Average Maturity:	26.1 years
• Average Effective Maturity:	14.9 years
• Average Call Protection:	10.4 years
• Average Dollar Price:	$93.19
• RIB Leverage[3]:	13.7%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 11 to the Fund’s financial statements.

[3]	See Note 11 to the Fund’s financial statements. RIB leverage represents the amount of Floating Rate Notes outstanding as of 9/30/10 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions.

3

Eaton Vance National Municipal Income Fund as of September 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 – September 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance National Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/10)	(9/30/10)	(4/1/10 – 9/30/10)

Actual
Class A	$1,000.00	$1,068.10	$4.15
Class B	$1,000.00	$1,064.10	$8.02
Class C	$1,000.00	$1,064.10	$8.02
Class I	$1,000.00	$1,069.40	$2.85

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.05
Class B	$1,000.00	$1,017.30	$7.84
Class C	$1,000.00	$1,017.30	$7.84
Class I	$1,000.00	$1,022.30	$2.79

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares and 0.55% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2010.

4

Eaton Vance National Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 113.9%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 0.7%

$22,150	Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$22,163,733
3,800	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	2,456,776
21,950	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	12,500,305
1,500	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11(1)	412,500
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21(1)	1,408,850

		$38,942,164

Education — 7.3%

$15,095	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$16,053,382
47,500	Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(2)	50,603,650
57,135	Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/42	61,055,604
26,785	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 11/15/37	27,465,071
23,990	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 5/15/42	24,505,785
6,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(2)	6,525,540
50,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(2)(3)	58,262,000
52,190	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(4)	60,813,876
4,750	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	5,488,245
45,615	Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	50,821,496
19,380	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/35(2)(3)	21,367,419
18,420	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/40(2)(3)	20,229,949
13,670	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	13,735,479
15,000	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(2)	16,201,200

		$433,128,696

Electric Utilities — 2.4%

$9,260	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 5.40%, 5/1/29	$3,628,531
32,500	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	14,513,525
12,050	Long Island, NY, Electric Power Authority, 5.75%, 4/1/39	13,546,248
5,000	Matagorda County, TX, Navigation District No. 1, (Reliant Energy), (AMT), 5.95%, 5/1/30	5,008,350
8,955	Nebraska Public Power District, 5.00%, 1/1/31(5)	9,740,891
41,111	San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(2)	44,559,557
50,975	Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	54,395,932

		$145,393,034

Escrowed / Prerefunded — 0.1%

$2,400	Bexar County, TX, Health Facilities, (St. Luke’s Lutheran), Escrowed to Maturity, 7.00%, 5/1/21	$3,364,896
1,089	San Antonio, TX, (Electric and Gas Systems), Prerefunded to 2/1/19, 5.00%, 2/1/34(2)	1,330,094

		$4,694,990

General Obligations — 9.8%

$24,490	California, 5.50%, 11/1/39	$25,896,461
32,360	California, 6.00%, 4/1/38	36,036,096
15,690	California, (AMT), 5.05%, 12/1/36	15,520,391
94,200	Clark County, NV, 5.00%, 6/1/38(2)	98,088,576
60,945	Florida Board of Education, 5.00%, 6/1/37	65,361,075
17,815	Maricopa County, AZ, Community College District, 3.00%, 7/1/23	17,917,080
5,275	Newton, MA, 5.00%, 4/1/36	5,793,585
11,480	Newton, MA, 5.00%, 4/1/39	12,573,355
41,620	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38(2)	45,779,087
10,000	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38	10,999,300
12,950	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	7,719,236
12,960	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	7,332,509
12,910	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	6,930,088
11,290	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/27	5,730,465
36,300	San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(2)	37,967,622
57,400	Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(2)(3)	62,011,516

See notes to financial statements

5

Eaton Vance National Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

General Obligations (continued)

$495	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/32	$515,958
40,875	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33(2)	42,212,430
73,950	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33(4)	76,369,644

		$580,754,474

Health Care-Miscellaneous — 0.1%

$740	Osceola County, FL, Industrial Development Authority, (Community Provider Pooled Loan), 7.75%, 7/1/17	$740,222
1,115	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(6)	1,141,817
1,196	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(6)	1,225,527

		$3,107,566

Hospital — 15.9%

$34,260	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(2)	$35,435,118
6,125	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.375%, 8/15/29	6,476,514
16,640	Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	17,460,518
18,600	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	19,363,902
36,700	California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(3)	39,504,614
49,110	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46	49,660,032
9,920	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	9,891,331
10,670	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	10,942,939
19,735	California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	20,004,383
68,370	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	68,261,292
59,525	California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	60,289,896
5,045	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	5,066,340
12,725	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	12,255,702
14,030	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	14,171,001
5,630	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	5,629,831
49,020	Fairfax County, VA, Industrial Development Authority, (Inova Health System), 5.50%, 5/15/35(2)	53,737,195
42,470	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	43,584,837
53,260	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	62,812,714
17,325	Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 4.75%, 5/15/42	17,267,827
18,900	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	18,993,177
54,300	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(2)	57,200,706
12,795	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	13,366,681
4,000	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	4,003,160
4,065	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	4,191,543
4,150	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	4,450,336
41,400	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/41	42,276,852
63,000	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/37(2)	64,207,080
75,000	South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42(2)	76,128,750
23,690	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), Variable Rate, 5.44%, 9/1/32(7)	23,005,833
28,980	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	29,582,784
16,675	Washington Township Health Care District, 6.25%, 7/1/39	18,222,940
10,480	West Virginia Hospital Finance Authority, (United Health System), 5.50%, 6/1/34	10,769,982
6,685	West Virginia Hospital Finance Authority, (United Health System), 5.50%, 6/1/39	6,898,318
8,475	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.125%, 8/15/30	8,273,210
8,865	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	8,720,944

		$942,108,282

See notes to financial statements

6

Eaton Vance National Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Housing — 3.4%

$6,445	Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	$4,195,244
22,350	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	19,187,475
35,320	California Housing Finance Agency, (AMT), 5.60%, 8/1/38	34,442,298
8,215	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	8,580,814
14,275	New Hampshire Housing Finance Authority, Multi-Family Housing, (AMT), 6.20%, 7/1/36	12,580,986
19,865	New Jersey Housing and Mortgage Finance Agency, Single Family Housing, (AMT), 4.625%, 10/1/27	19,992,533
10,640	Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	7,882,218
22,005	Virginia Housing Development Authority, (AMT), 4.90%, 1/1/33	22,226,370
23,335	Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(2)	24,390,209
6,940	Virginia Housing Development Authority, (AMT), Variable Rate, 23.498%, 10/1/35(6)(8)(9)	8,273,174
18,345	Virginia Housing Development Authority, Series A, (AMT), 5.10%, 10/1/35	18,760,881
18,750	Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	19,175,063

		$199,687,265

Industrial Development Revenue — 8.3%

$6,075	Austin, TX, (CargoPort Development LLC), (AMT), 8.30%, 10/1/21	$6,275,596
1,805	Broward County, FL, (Lynxs CargoPort), (AMT), 6.75%, 6/1/19	1,679,950
2,460	Capital Trust Agency, FL, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	2,321,650
14,360	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	12,229,694
37,970	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	34,537,512
4,570	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	4,442,360
10	Hawaii Department of Transportation Special Facilities, (Continental Airlines), (AMT), 7.00%, 6/1/20	10,002
40,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	40,203,600
40,900	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	43,390,401
49,635	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37(10)	54,638,208
200	Lowndes County, MS, (Weyerhaeuser), 6.80%, 4/1/22	228,002
175	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	149,966
5,025	New Jersey Economic Development Authority, (American Airlines, Inc.), (AMT), 7.10%, 11/1/31	4,673,150
18,820	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	18,152,078
4,950	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	5,258,831
4,000	New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 4.70%, 12/1/25(5)	4,030,000
9,350	New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 4.875%, 11/1/29(5)	9,434,992
53,150	New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	56,120,553
36,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.625%, 8/1/25	37,942,560
3,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	3,180,540
10,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	10,242,200
12,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/28	12,864,120
12,500	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	12,987,125
117,785	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	118,476,398
1,600	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,493,040

		$494,962,528

Insured-Bond Bank — 0.0%(11)

$435	Mississippi Development Bank, (Capital Projects), (AMBAC), 5.00%, 7/1/24	$419,453

		$419,453

Insured-Electric Utilities — 2.2%

$47,955	Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (FGIC), (AMT), 4.60%, 5/1/26	$47,490,316
40,660	Long Island, NY, Power Authority, (BHAC), 5.50%, 5/1/33	45,920,591
38,190	Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	39,171,865

		$132,582,772

See notes to financial statements

7

Eaton Vance National Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations — 5.8%

$17,365	Alvin, TX, Independent School District, (XLCA), (PSF Guranteed), 4.50%, 2/15/33	$17,742,515
8,485	California, (AGM), 3.25%, 12/1/28	7,087,096
23,210	Clark County, NV, (AMBAC), (BHAC), 3.50%, 11/1/27	22,143,268
26,090	Dallas, TX, Independent School District, (AGM), (PSF Guranteed), 4.625%, 8/15/31	27,261,702
69,245	District of Columbia, (FGIC), (NPFG), 4.50%, 6/1/37	70,116,795
70,675	District of Columbia, (FGIC), (NPFG), 4.75%, 6/1/33	72,539,406
12,110	Frisco, TX, Independent School District, (AGM), (PSF Guranteed), 3.75%, 8/15/38	11,515,641
9,510	Frisco, TX, Independent School District, (AGM), (PSF Guranteed), 4.625%, 8/15/35	9,815,556
4,425	Geary County, KS, Unified School District No. 475, (NPFG), 3.00%, 9/1/26	3,902,762
10,140	Goose Creek, TX, Consolidated Independent School District, (NPFG), 4.75%, 2/15/28	10,850,611
8,405	Goose Creek, TX, Consolidated Independent School District, (NPFG), (PSF Guaranteed), 4.75%, 2/15/29	8,938,718
13,625	Kendall Kane and Will Counties, IL, Community Unit School District No. 308, (AGM), 0.00%, 2/1/21	9,060,898
51,625	Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(2)	52,803,599
5,130	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	5,162,473
10,655	San Juan, CA, Unified School District, (AGM), 0.00%, 8/1/24	5,505,119
12,315	Texas, (Transportation Commission-Mobility Fund), (FGIC), (NPFG), 4.50%, 4/1/35	12,639,623

		$347,085,782

Insured-Hospital — 1.0%

$3,565	Henrico County, VA, Economic Development Authority, (Bon Secours Health System), (AGC), 4.50%, 11/1/42(5)	$3,473,273
38,800	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/47(2)	39,397,520
12,000	Medford, OR, Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	13,450,800
5,000	Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), (NPFG), 5.125%, 2/15/22	5,149,400

		$61,470,993

Insured-Housing — 0.2%

$3,000	Florida Housing Finance Authority, (Brittany of Rosemont), (AMBAC), (AMT), 6.875%, 8/1/26	$3,001,470
10,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.50%, 10/1/49	10,302,600

		$13,304,070

Insured-Lease Revenue / Certificates of Participation — 1.4%

$84,350	Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	$81,733,463

		$81,733,463

Insured-Other Revenue — 5.0%

$74,125	Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$73,756,599
46,605	Golden State Tobacco Securitization Corp., CA, (AGM), 0.00%, 6/1/25	21,697,890
50,700	Golden State Tobacco Securitization Corp., CA, (AGM), 0.00%, 6/1/26	22,096,581
68,155	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	11,536,597
25,000	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/41	2,345,000
11,725	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	13,268,713
6,085	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,897,773
50,000	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	59,162,500
51,975	New York, NY, Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	51,567,516
34,820	New York, NY, Transitional Finance Authority, (FGIC), (NPFG), 4.25%, 1/15/34	34,915,407

		$297,244,576

Insured-Ports — 0.5%

$36,890	Alabama State Dock Authority, (NPFG), (AMT), 4.50%, 10/1/36	$32,726,595

		$32,726,595

Insured-Special Tax Revenue — 8.1%

$13,305	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$7,268,921
31,010	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	15,948,443
9,500	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	4,594,770

See notes to financial statements

8

Eaton Vance National Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue (continued)

$24,210	Louisiana Gas and Fuels Tax, (FGIC), (NPFG), 4.50%, 5/1/41	$24,149,233
10,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	11,893,300
6,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	7,132,740
14,715	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/24	7,325,421
106,655	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/32	30,745,437
84,310	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/35	20,833,844
218,400	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/44	30,643,704
156,345	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/45	20,495,266
70,970	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/48	7,502,948
189,025	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 4/1/49	19,242,745
28,915	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	29,089,936
3,150	New York Urban Development Corp., Personal Income Tax, (NPFG), 4.50%, 3/15/37	3,206,889
615	Opa-Locka, FL, Capital Improvement, (FGIC), (NPFG), 7.00%, 1/1/14	617,909
1,729,830	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	116,798,122
156,820	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	21,147,177
311,055	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	39,174,267
248,550	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	29,321,443
3,720	Regional Transportation Authority, LA, (FGIC), (NPFG), 0.00%, 12/1/15	2,983,775
9,300	Regional Transportation Authority, LA, (FGIC), (NPFG), 0.00%, 12/1/21	5,138,250
27,675	San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	24,736,468

		$479,991,008

Insured-Student Loan — 2.1%

$61,620	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$66,720,288
7,080	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/27	6,925,939
49,865	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	48,525,626

		$122,171,853

Insured-Transportation — 7.9%

$37,465	Chicago, IL, (O’Hare International Airport), (AGM), 4.50%, 1/1/38	$37,762,847
16,275	Dallas-Fort Worth, TX, International Airport, (AGM), (AMBAC), 5.00%, 11/1/32	16,659,415
13,335	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	2,126,266
22,385	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	3,319,695
10,230	Metropolitan Transportation Authority, NY, (AGC), 4.50%, 11/15/38	10,360,228
7,270	Miami-Dade County, FL, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	7,329,178
52,480	Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	53,946,291
104,265	North Texas Tollway Authority, (AGC), 0.00%, 1/1/33	31,240,922
58,690	North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	50,117,152
27,420	North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	30,159,532
17,630	Port Authority of New York and New Jersey, (AGC), (AMT), 4.50%, 9/1/35	17,648,688
17,650	Port Authority of New York and New Jersey, (AGM), (AMT), 4.25%, 12/1/32	17,561,220
10,265	Port Authority of New York and New Jersey, (AGM), (AMT), 4.50%, 12/1/36	10,267,156
1,180	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,311,747
39,705	San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	40,677,375
21,420	San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	23,170,871
13,630	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	12,489,987
46,300	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/22	25,280,726
31,045	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/32	8,251,450
119,480	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	27,553,283
30,935	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	6,676,392
34,930	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.75%, 8/15/38	35,701,604

		$469,612,025

See notes to financial statements

9

Eaton Vance National Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Water and Sewer — 1.4%

$10,445	Castaic Lake, CA, Water Agency, Certificates of Participation, (Water System Improvements), (AMBAC), 0.00%, 8/1/21	$6,286,323
10,585	Louisville and Jefferson County, KY, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	10,629,034
14,205	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	16,820,993
32,715	New York, NY, Municipal Finance Authority, (AGM), (BHAC), 4.25%, 6/15/39	32,889,698
16,855	Spartanburg, SC, Sanitation Sewer District, (NPFG), 4.00%, 3/1/40	16,260,524

		$82,886,572

Lease Revenue / Certificates of Participation — 0.7%

$38,660	Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$44,799,208

		$44,799,208

Nursing Home — 0.8%

$8,500	Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 8.00%, 6/1/25	$7,490,965
11,955	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	11,969,944
10,595	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	8,925,122
9,295	Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	9,307,084
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	3,505,705
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	3,501,260
1,835	Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,546,134

		$46,246,214

Other Revenue — 8.2%

$15,035	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/32	$4,091,023
21,365	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/33	5,395,731
12,345	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/34	2,884,656
5,470	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/35	1,188,029
12,735	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	13,749,725
14,295	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	15,586,553
7,785	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	8,524,264
762,795	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	24,668,790
6,800	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	239,088
2,195	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	40,849
79,195	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	74,719,691
33,100	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	25,206,643
40,855	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	31,515,547
27,650	Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	24,924,263
33,560	New York, NY, Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	33,838,212
5,000	New York, NY, Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	5,464,750
12,000	Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(6)	9,642,960
19,000	Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(6)	14,553,810
21,350	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	839,909
20,625	Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	19,652,325
1,000	Seminole Tribe, FL, 5.25%, 10/1/27(6)	954,550
2,100	Seminole Tribe, FL, 5.75%, 10/1/22(6)	2,115,750
23,300	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/36	2,093,971
15,000	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/41	806,850
27,555	Silicon Valley Tobacco Securitization Authority, CA, Class A, 0.00%, 6/1/47	780,358
14,000	Silicon Valley Tobacco Securitization Authority, CA, Class B, 0.00%, 6/1/47	396,480
59,320	Texas Municipal Gas Acquisition and Supply Corp., 5.625%, 12/15/17	63,975,434
55,270	Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	62,022,336
32,000	Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/41	22,188,800
102,710	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	3,439,758

See notes to financial statements

10

Eaton Vance National Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Other Revenue (continued)

$13,070	Tobacco Settlement Financing Corp., VA, 5.00%, 6/1/47	$8,910,734
1,825	Tobacco Settlement Revenue Management Authority, SC, Escrowed to Maturity, 6.375%, 5/15/30	2,373,339

		$486,785,178

Pooled Loans — 0.5%

$25,530	Rickenbacker Port Authority, OH, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32	$27,774,342

		$27,774,342

Senior Living / Life Care — 0.6%

$6,035	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(12)	$4,055,097
9,345	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(13)	6,379,271
16,435	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(13)	9,165,799
1,750	Plantation Health Facilities Authority, FL, (Covenant Village of Florida), 5.125%, 12/1/22	1,750,105
7,915	Roseville, MN, Elder Care Facility, (Care Institute, Inc. - Roseville), 7.75%, 11/1/23(12)	5,688,115
12,140	St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(12)	9,487,289

		$36,525,676

Special Tax Revenue — 1.3%

$215	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	$220,925
1,180	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/31	1,143,090
385	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	362,092
530	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	437,711
970	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	803,073
220	Gateway Services, FL, Community Development District, 6.50%, 5/1/33	217,164
630	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.20%, 5/1/35	633,446
455	Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.50%, 5/1/34	458,717
1,175	Heritage Springs, FL, Community Development District, 5.25%, 5/1/26	1,078,709
29,055	Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	32,095,606
980	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(1)	438,844
355	New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38(1)	158,969
1,105	North Springs, FL, Improvement District, (Heron Bay), 5.20%, 5/1/27	825,103
476,395	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	28,421,726
2,210	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,076,027
940	Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	478,122
1,670	Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	1,598,941
5,555	University Square, FL, Community Development District, 6.75%, 5/1/20	5,579,831

		$76,028,096

Student Loan — 0.5%

$14,800	Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$15,843,696
14,470	Iowa Student Loan Liquidity Corp., 5.50%, 12/1/27	15,229,675

		$31,073,371

Transportation — 14.2%

$1,305	Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22	$1,298,423
18,160	Illinois Toll Highway Authority, 5.25%, 1/1/29(2)(3)	19,797,306
18,180	Illinois Toll Highway Authority, 5.25%, 1/1/30(2)(3)	19,687,849
16,200	Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	17,033,166
7,950	Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	8,401,719
19,475	Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	23,524,047
28,455	Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	28,689,185
54,610	Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	58,469,835
170,330	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/35	43,274,040
91,425	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/36	21,886,231
55,250	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	62,268,960
168,580	New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 0.00%, 12/15/38	35,791,220
108,655	New Jersey Transportation Trust Fund Authority, (Transportation System), 2009 Series A, 0.00%, 12/15/38	23,004,436
42,000	New Jersey Turnpike Authority, 5.00%, 1/1/35	45,017,280
66,265	North Texas Tollway Authority, 5.75%, 1/1/38	70,619,936

See notes to financial statements

11

Eaton Vance National Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Transportation (continued)

$20,500	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	$21,432,340
24,500	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	25,535,370
20,000	Pennsylvania Turnpike Commission, 5.00%, 12/1/37	20,819,600
13,285	Pennsylvania Turnpike Commission, 5.50%, 12/1/41	14,387,389
25,000	Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	19,608,250
23,000	Port Authority of New York and New Jersey, 5.00%, 7/15/39	25,090,470
80,490	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(2)	82,650,351
20,865	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37	21,425,017
28,890	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	31,623,283
29,200	Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	32,235,924
24,110	Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	26,651,435
38,980	Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	42,911,912

		$843,134,974

Water and Sewer — 3.5%

$15,380	King County, WA, Sewer Revenue, 5.00%, 1/1/45	$16,540,267
30,000	King County, WA, Sewer Revenue, 5.00%, 1/1/45(2)	32,263,200
27,455	Massachusetts Water Resources Authority, 4.00%, 8/1/46	27,006,385
34,800	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 7/1/37(2)	37,211,292
39,990	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(2)	44,236,938
42,030	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)	48,475,721

		$205,733,803

Total Tax-Exempt Investments — 113.9%
(identified cost $6,614,274,831)		$6,762,109,023

Other Assets, Less Liabilities — (13.9)%		$(826,455,305)

Net Assets — 100.0%		$5,935,653,718

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

MFMR - Multi-Family Mortgage Revenue

NPFG - National Public Finance Guaranty Corp.

PSF - Permanent School Fund

XLCA - XL Capital Assurance, Inc.

At September 30, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	19.3%
California	17.4%
Texas	17.4%
Florida	11.1%
Others, representing less than 10% individually	48.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2010, 31.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.1% to 11.4% of total investments.

(1)	Defaulted bond.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $82,063,819.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(5)	When-issued security.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2010, the aggregate value of these securities is $37,907,588 or 0.6% of the Fund’s net assets.

(7)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2010.

(8)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security

See notes to financial statements

12

Eaton Vance National Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $27,760,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(9)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2010.

(10)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(11)	Amount is less than 0.05%.

(12)	Security is in default with respect to scheduled principal payments.

(13)	Security is in default and making only partial interest payments.

See notes to financial statements

13

Eaton Vance National Municipal Income Fund as of September 30, 2010

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2010

Assets

Investments, at value (identified cost, $6,614,274,831)	$6,762,109,023
Cash	35,641,872
Interest receivable	90,581,907
Receivable for investments sold	16,512,446
Receivable for Fund shares sold	8,830,149

Total assets	$6,913,675,397

Liabilities

Payable for floating rate notes issued	$916,473,000
Payable for when-issued securities	26,542,078
Payable for variation margin on open financial futures contracts	62,500
Payable for Fund shares redeemed	17,874,118
Distributions payable	9,978,887
Payable to affiliates:
Investment adviser fee	1,638,499
Distribution and service fees	2,003,486
Interest expense and fees payable	2,349,699
Accrued expenses	1,099,412

Total liabilities	$978,021,679

Net Assets	$5,935,653,718

Sources of Net Assets

Paid-in capital	$6,655,173,925
Accumulated net realized loss	(878,411,276)
Accumulated undistributed net investment income	10,396,334
Net unrealized appreciation	148,494,735

Net Assets	$5,935,653,718

Class A Shares

Net Assets	$3,971,059,833
Shares Outstanding	396,476,885
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.02
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.52

Class B Shares

Net Assets	$160,945,682
Shares Outstanding	16,069,129
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.02

Class C Shares

Net Assets	$1,281,278,263
Shares Outstanding	127,925,678
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.02

Class I Shares

Net Assets	$522,369,940
Shares Outstanding	52,146,838
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.02

On sales of $25,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Year Ended
September 30, 2010

Investment Income

Interest	$372,112,824

Total investment income	$372,112,824

Expenses

Investment adviser fee	$20,123,372
Distribution and service fees
Class A	10,302,614
Class B	1,646,067
Class C	12,720,880
Trustees’ fees and expenses	50,500
Custodian fee	863,210
Transfer and dividend disbursing agent fees	2,269,673
Legal and accounting services	724,497
Printing and postage	300,278
Registration fees	142,422
Interest expense and fees	7,895,160
Miscellaneous	271,387

Total expenses	$57,310,060

Deduct —
Reduction of custodian fee	$7,645

Total expense reductions	$7,645

Net expenses	$57,302,415

Net investment income	$314,810,409

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$47,282,543
Financial futures contracts	(107,375,815)

Net realized loss	$(60,093,272)

Change in unrealized appreciation (depreciation) —
Investments	$12,572,419
Financial futures contracts	5,384,530

Net change in unrealized appreciation (depreciation)	$17,956,949

Net realized and unrealized loss	$(42,136,323)

Net increase in net assets from operations	$272,674,086

See notes to financial statements

14

Eaton Vance National Municipal Income Fund as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Year Ended	Year Ended
in Net Assets	September 30, 2010	September 30, 2009

From operations —
Net investment income	$314,810,409	$318,013,350
Net realized loss from investment transactions, financial futures contracts and swap contracts	(60,093,272)	(561,344,164)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	17,956,949	1,210,034,643

Net increase in net assets from operations	$272,674,086	$966,703,829

Distributions to shareholders —
From net investment income
Class A	$(223,700,388)	$(241,771,751)
Class B	(7,762,276)	(7,752,057)
Class C	(59,989,046)	(59,327,988)
Class I	(22,838,010)	(10,957,709)

Total distributions to shareholders	$(314,289,720)	$(319,809,505)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$426,903,819	$1,130,529,917
Class B	12,143,150	28,816,819
Class C	173,361,315	341,933,286
Class I	459,897,527	227,525,103
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	141,582,334	145,210,084
Class B	4,485,376	4,359,324
Class C	34,536,215	33,405,104
Class I	11,535,939	7,953,336
Cost of shares redeemed
Class A	(1,375,788,303)	(1,124,693,895)
Class B	(24,408,108)	(26,561,930)
Class C	(287,203,298)	(286,833,537)
Class I	(176,143,473)	(186,831,329)
Issued in connection with tax-free reorganization (see Note 12)
Class A	—	193,731,072
Class B	—	22,585,159
Class C	—	4,387,977
Net asset value of shares exchanged
Class A	9,783,348	6,198,976
Class B	(9,783,348)	(6,198,976)

Net increase (decrease) in net assets from Fund share transactions	$(599,097,507)	$515,516,490

Net increase (decrease) in net assets	$(640,713,141)	$1,162,410,814

Net Assets

At beginning of year	$6,576,366,859	$5,413,956,045

At end of year	$5,935,653,718	$6,576,366,859

Accumulated undistributed net investment income included in net assets

At end of year	$10,396,334	$4,422,280

Statement of Cash Flows

Year Ended
Cash Flows From Operating Activities	September 30, 2010

Net increase in net assets from operations	$272,674,086
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(1,363,966,276)
Investments sold	2,090,298,406
Net accretion/amortization of premium (discount)	(43,557,745)
Decrease in interest receivable	12,199,206
Decrease in receivable for investments sold	19,563,401
Decrease in receivable for variation margin on open financial futures contracts	1,750,000
Decrease in payable for investments purchased	(63,199,997)
Increase in payable for when-issued securities	26,542,078
Increase in payable for variation margin on open financial futures contracts	62,500
Decrease in payable to affiliate for investment adviser fee	(129,827)
Decrease in payable to affiliate for distribution and service fees	(153,336)
Increase in interest expense and fees payable	1,005,064
Increase in accrued expenses	88,739
Net change in unrealized (appreciation) depreciation from investments	(12,572,419)
Net realized gain from investments	(47,282,543)

Net cash provided by operating activities	$893,321,337

Cash Flows From Financing Activities

Proceeds from Fund shares sold	$1,082,503,847
Fund shares redeemed	(1,860,882,522)
Distributions paid, net of reinvestments	(122,379,619)
Proceeds from secured borrowings	215,115,000
Repayment of secured borrowings	(164,751,000)
Decrease in demand note payable	(7,400,000)

Net cash used in financing activities	$(857,794,294)

Net increase in cash	$35,527,043

Cash at beginning of year	$114,829

Cash at end of year	$35,641,872

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$192,139,864
Cash paid for interest and fees	6,890,096

See notes to financial statements

15

Eaton Vance National Municipal Income Fund as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Year Ended September 30,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$10.040	$9.060	$11.490	$11.780		$11.270

Income (Loss) From Operations

Net investment income(1)	$0.527	$0.527	$0.533	$0.521		$0.565
Net realized and unrealized gain (loss)	(0.022)	0.984	(2.431)	(0.290)		0.478

Total income (loss) from operations	$0.505	$1.511	$(1.898)	$0.231		$1.043

Less Distributions

From net investment income	$(0.525)	$(0.531)	$(0.532)	$(0.521)		$(0.533)

Total distributions	$(0.525)	$(0.531)	$(0.532)	$(0.521)		$(0.533)

Net asset value — End of year	$10.020	$10.040	$9.060	$11.490		$11.780

Total Return(2)	5.36%	17.97%	(17.03)%	1.95%		9.50%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$3,971,060	$4,811,295	$3,987,956	$4,647,177		$3,259,363
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.67%	0.70%	0.64%	0.64	%(3)	0.72%
Interest and fee expense(4)	0.13%	0.23%	0.46%	0.62%		0.61%
Total expenses before custodian fee reduction	0.80%	0.93%	1.10%	1.26	%(3)	1.33%
Expenses after custodian fee reduction excluding interest and fees	0.67%	0.70%	0.63%	0.63	%(3)	0.71%
Net investment income	5.45%	6.22%	5.00%	4.44%		4.93%
Portfolio Turnover	20%	46%	64%	65%		58%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

16

Eaton Vance National Municipal Income Fund as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B

	Year Ended September 30,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$10.050	$9.060	$11.490	$11.780		$11.270

Income (Loss) From Operations

Net investment income(1)	$0.455	$0.464	$0.454	$0.434		$0.478
Net realized and unrealized gain (loss)	(0.029)	0.992	(2.435)	(0.290)		0.480

Total income (loss) from operations	$0.426	$1.456	$(1.981)	$0.144		$0.958

Less Distributions

From net investment income	$(0.456)	$(0.466)	$(0.449)	$(0.434)		$(0.448)

Total distributions	$(0.456)	$(0.466)	$(0.449)	$(0.434)		$(0.448)

Net asset value — End of year	$10.020	$10.050	$9.060	$11.490		$11.780

Total Return(2)	4.51%	17.18%	(17.69)%	1.20%		8.69%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$160,946	$179,657	$138,052	$173,176		$140,593
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.42%	1.45%	1.39%	1.39	%(3)	1.47%
Interest and fee expense(4)	0.13%	0.23%	0.46%	0.62%		0.61%
Total expenses before custodian fee reduction	1.55%	1.68%	1.85%	2.01	%(3)	2.08%
Expenses after custodian fee reduction excluding interest and fees	1.42%	1.45%	1.38%	1.38	%(3)	1.46%
Net investment income	4.70%	5.48%	4.25%	3.69%		4.17%
Portfolio Turnover	20%	46%	64%	65%		58%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

17

Eaton Vance National Municipal Income Fund as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C

	Year Ended September 30,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$10.050	$9.060	$11.490	$11.780		$11.270

Income (Loss) From Operations

Net investment income(1)	$0.455	$0.464	$0.453	$0.431		$0.480
Net realized and unrealized gain (loss)	(0.029)	0.992	(2.434)	(0.287)		0.478

Total income (loss) from operations	$0.426	$1.456	$(1.981)	$0.144		$0.958

Less Distributions

From net investment income	$(0.456)	$(0.466)	$(0.449)	$(0.434)		$(0.448)

Total distributions	$(0.456)	$(0.466)	$(0.449)	$(0.434)		$(0.448)

Net asset value — End of year	$10.020	$10.050	$9.060	$11.490		$11.780

Total Return(2)	4.51%	17.18%	(17.69)%	1.20%		8.69%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,281,278	$1,367,785	$1,143,256	$1,334,054		$783,143
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.42%	1.45%	1.39%	1.39	%(3)	1.47%
Interest and fee expense(4)	0.13%	0.23%	0.46%	0.62%		0.61%
Total expenses before custodian fee reduction	1.55%	1.68%	1.85%	2.01	%(3)	2.08%
Expenses after custodian fee reduction excluding interest and fees	1.42%	1.45%	1.38%	1.38	%(3)	1.46%
Net investment income	4.70%	5.46%	4.25%	3.68%		4.18%
Portfolio Turnover	20%	46%	64%	65%		58%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

18

Eaton Vance National Municipal Income Fund as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Year Ended September 30,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$10.040	$9.060	$11.490	$11.780		$11.270

Income (Loss) From Operations

Net investment income(1)	$0.552	$0.550	$0.559	$0.549		$0.601
Net realized and unrealized gain (loss)	(0.024)	0.983	(2.429)	(0.289)		0.471

Total income (loss) from operations	$0.528	$1.533	$(1.870)	$0.260		$1.072

Less Distributions

From net investment income	$(0.548)	$(0.553)	$(0.560)	$(0.550)		$(0.562)

Total distributions	$(0.548)	$(0.553)	$(0.560)	$(0.550)		$(0.562)

Net asset value — End of year	$10.020	$10.040	$9.060	$11.490		$11.780

Total Return(2)	5.61%	18.28%	(16.81)%	2.20%		9.77%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$522,370	$217,630	$144,692	$139,301		$82,723
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.42%	0.44%	0.40%	0.39	%(3)	0.47%
Interest and fee expense(4)	0.13%	0.23%	0.46%	0.62%		0.61%
Total expenses before custodian fee reduction	0.55%	0.67%	0.86%	1.01	%(3)	1.08%
Expenses after custodian fee reduction excluding interest and fees	0.42%	0.44%	0.39%	0.38	%(3)	0.46%
Net investment income	5.70%	6.47%	5.26%	4.68%		5.22%
Portfolio Turnover	20%	46%	64%	65%		58%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

19

Eaton Vance National Municipal Income Fund as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Eaton Vance National Municipal Income Fund (formerly, Eaton Vance National Municipals Fund) (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide current income exempt from regular federal income tax. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At September 30, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $843,644,167 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on September 30, 2011 ($211,449), September 30, 2012 ($1,936,962),

20

Eaton Vance National Municipal Income Fund as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

September 30, 2013 ($2,604,551), September 30, 2014 ($52,732), September 30, 2015 ($314,591), September 30, 2016 ($48,228,662), September 30, 2017 ($791,986) and September 30, 2018 ($789,503,234).

Additionally, at September 30, 2010, the Fund had net capital losses of $63,068,076, attributable to security transactions incurred after October 31, 2009. These net capital losses are treated as arising on the first day of the Fund’s taxable year ending September 30, 2011.

As of September 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended September 30, 2010 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in inverse floating rate securities, also referred to as residual interest bonds, whereby the Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond,

21

Eaton Vance National Municipal Income Fund as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2010, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $916,473,000 and $1,375,967,692, respectively. The range of interest rates on Floating Rate Notes outstanding at September 30, 2010 was 0.27% to 0.37%. For the year ended September 30, 2010, the Fund’s average Floating Rate Notes outstanding and the average interest rate including fees were $928,244,814 and 0.85%, respectively.

The Fund may enter into shortfall and forbearance agreements with the broker by which the Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of September 30, 2010.

The Fund may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Fund’s investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Fund may enter into financial futures contracts. The Fund’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Interest Rate Swaps — The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

22

Eaton Vance National Municipal Income Fund as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

2   Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2010 and September 30, 2009 was as follows:

	Year Ended September 30,
	2010	2009

Distributions declared from:
Tax-exempt income	$312,733,822	$319,262,626
Ordinary income	1,555,898	546,879

During the year ended September 30, 2010, accumulated net realized loss was increased by $5,359,830, paid-in capital was decreased by $93,535 and accumulated undistributed net investment income was increased by $5,453,365 due to expired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of September 30, 2010, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed tax-exempt income	$20,375,221
Capital loss carryforward and post October losses	$(906,712,243)
Net unrealized appreciation	$176,795,702
Other temporary differences	$(9,978,887)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, the timing of recognizing distributions to shareholders, futures contracts, accretion of market discount and inverse floaters.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual	Daily
Daily Net Assets	Asset Rate	Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75
$1 billion up to $1.5 billion	0.250	2.50
$1.5 billion up to $2 billion	0.225	2.25
$2 billion up to $3 billion	0.200	2.00
$3 billion and over	0.175	1.75

For the year ended September 30, 2010, the investment adviser fee amounted to $20,123,372, representing 0.34% of the Fund’s average daily net assets.

EVM serves as the administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the year ended September 30, 2010, EVM earned $97,494 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $833,951 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

23

Eaton Vance National Municipal Income Fund as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2010 amounted to $10,302,614 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended September 30, 2010, the Fund paid or accrued to EVD $1,234,551 and $9,540,660 for Class B and Class C shares, respectively, representing 0.75% of the average daily net assets for Class B and Class C shares. At September 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $4,537,000 and $152,020,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended September 30, 2010 amounted to $411,516 and $3,180,220 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the year ended September 30, 2010, the Fund was informed that EVD received approximately $278,000, $245,000 and $142,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,363,966,276 and $2,090,298,406, respectively, for the year ended September 30, 2010.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended September 30,
Class A	2010	2009

Sales	44,116,690	136,484,542
Issued to shareholders electing to receive payments of distributions in Fund shares	14,662,388	17,100,545
Redemptions	(142,351,480)	(138,302,464)
Issued in connection with tax-free reorganizations (see Note 12)	—	22,809,245
Exchange from Class B shares	1,010,806	719,489

Net increase (decrease)	(82,561,596)	38,811,357

24

Eaton Vance National Municipal Income Fund as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

	Year Ended September 30,
Class B	2010	2009

Sales	1,255,695	3,446,704
Issued to shareholders electing to receive payments of distributions in Fund shares	464,294	513,741
Redemptions	(2,521,264)	(3,221,270)
Issued in connection with tax-free reorganizations (see Note 12)	—	2,622,652
Exchange to Class A shares	(1,010,434)	(718,742)

Net increase (decrease)	(1,811,709)	2,643,085

	Year Ended September 30,
Class C	2010	2009

Sales	17,907,249	40,830,304
Issued to shareholders electing to receive payments of distributions in Fund shares	3,574,852	3,928,772
Redemptions	(29,688,905)	(35,332,498)
Issued in connection with tax-free reorganizations (see Note 12)	—	514,275

Net increase (decrease)	(8,206,804)	9,940,853

	Year Ended September 30,
Class I	2010	2009

Sales	47,525,262	27,315,361
Issued to shareholders electing to receive payments of distributions in Fund shares	1,190,019	933,901
Redemptions	(18,234,677)	(22,553,301)

Net increase	30,480,604	5,695,961

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,668,840,321

Gross unrealized appreciation	$508,201,273
Gross unrealized depreciation	(331,405,571)

Net unrealized appreciation	$176,795,702

9   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2010.

10   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2010 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Appreciation

12/10	1,000 U.S. 30-Year Treasury Bond	Short	$(134,379,293)	$(133,718,750)	$660,543

At September 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2010 was as follows:

25

Eaton Vance National Municipal Income Fund as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Fair Value

	Asset Derivative	Liability Derivative

Futures Contracts	$660,543(1)	$—

(1)	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Futures Contracts	$(107,375,815)	$5,384,530

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the year ended September 30, 2010, which is indicative of the volume of this derivative type, was approximately $569,231,000.

11   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$6,762,109,023	$—	$6,762,109,023
Futures Contracts	660,543	—	—	660,543

Total	$660,543	$6,762,109,023	$—	$6,762,769,566

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

12   Reorganizations

As of the close of business on November 21, 2008, the Fund acquired the net assets of Eaton Vance Florida Plus Municipals Fund (Florida Plus Fund) pursuant to a plan of reorganization approved by the shareholders of Florida Plus Fund. The acquisition was accomplished by a tax-free exchange of Class A, Class B and Class C shares of the Fund for Class A, Class B and Class C shares of Florida Plus Fund, respectively, each outstanding on November 21, 2008 as follows:

		Florida Plus Fund
	Shares of the	Shares
	Fund Issued	Exchanged	Net Assets

Class A	17,340,079	17,188,093	$139,258,179
Class B	1,836,952	1,775,751	14,756,605
Class C	381,353	368,500	3,063,562

Total			$157,078,346

The aggregate net assets of the Fund immediately before the acquisition were $4,679,552,499. The net assets of Florida Plus Fund as presented above, including $8,413,743 of accumulated net realized losses and $29,659,755 of unrealized depreciation, were combined with those of the Fund, resulting in combined net assets of $4,836,630,845.

As of the close of business on September 25, 2009, the Fund acquired the net assets of Eaton Vance Hawaii Municipals Fund (Hawaii Fund), Eaton Vance Mississippi Municipals Fund (Mississippi Fund) and Eaton Vance West Virginia Municipals Fund (West Virginia Fund) pursuant to a plan of reorganization approved by the shareholders of Hawaii Fund, Mississippi Fund and West Virginia Fund, respectively. The acquisitions were accomplished by a tax-free exchange of Class A, Class B and Class C shares of the

26

Eaton Vance National Municipal Income Fund as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Fund for Class A, Class B and Class C shares of Hawaii Fund, Mississippi Fund and West Virginia Fund, respectively, each outstanding on September 25, 2009 as follows:

		Hawaii Fund
	Shares of the	Shares
	Fund Issued	Exchanged	Net Assets

Class A	1,489,870	1,667,144	$14,839,104
Class B	233,914	258,600	2,330,669
Class C	21,473	23,720	213,952

Total			$17,383,725

		Mississippi Fund
	Shares of the	Shares
	Fund Issued	Exchanged	Net Assets

Class A	1,292,267	1,389,800	$12,870,981
Class B	156,107	164,169	1,555,416
Class C	47,772	50,193	475,994

Total			$14,902,391

		West Virginia Fund
	Shares of the	Shares
	Fund Issued	Exchanged	Net Assets

Class A	2,687,029	2,953,328	$26,762,808
Class B	395,679	423,904	3,942,469
Class C	63,677	68,084	634,469

Total			$31,339,746

The aggregate net assets of the Fund immediately before the acquisitions were $6,437,336,808. The net assets of Hawaii Fund, Mississippi Fund and West Virginia Fund at that date, including accumulated net realized losses aggregating $4,216,124 and unrealized appreciation aggregating $1,205,209, were combined with those of the Fund, resulting in combined net assets of $6,500,962,670.

On June 7, 2010, the Trustees of the Fund approved an Agreement and Plan of Reorganization whereby the Fund would acquire substantially all the assets and assume substantially all the liabilities of Eaton Vance Colorado Municipal Income Fund, Eaton Vance Kansas Municipal Income Fund, Eaton Vance Louisiana Municipal Income Fund, and Eaton Vance Insured Municipal Income Fund (the Acquired Funds) in exchange for shares of the Fund. The proposed reorganization was approved by the shareholders of the Acquired Funds on October 15, 2010 and completed on November 5, 2010.

13   Name Change

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance National Municipals Fund.

27

Eaton Vance National Municipal Income Fund as of September 30, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance National Municipal Income Fund (formerly, Eaton Vance National Municipals Fund):
We have audited the accompanying statement of assets and liabilities of Eaton Vance National Municipal Income Fund (formerly, Eaton Vance National Municipals Fund) (“the Fund”) (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of September 30, 2010, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at September 30, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance National Municipal Income Fund as of September 30, 2010, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 18, 2010

28

Eaton Vance National Municipal Income Fund as of September 30, 2010

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2011 will show the tax status of all distributions paid to your account in calendar year 2010. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends. The Fund designates 99.50% of dividends from net investment income as an exempt-interest dividend.

29

Eaton Vance National Municipal Income Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

30

Eaton Vance National Municipal Income Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance National Municipal Income Fund (formerly Eaton Vance National Municipals Fund) (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

31

Eaton Vance National Municipal Income Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten- year periods ended September 30, 2009 for the Fund. The Board considered the impact of extraordinary market conditions during 2008 and 2009 on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s long-standing strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. The Board noted that the Adviser had restructured management of the municipal bond team and had implemented additional processes and tools designed to manage credit and interest rate risk. The Board concluded that appropriate actions are being taken by the Adviser to improve Fund performance and that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser’s profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

32

Eaton Vance National Municipal Income Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

		Term of		Number of Portfolios
	Position(s)	Office and	Principal Occupation(s) During	in Fund Complex
Name and	with the	Length of	Past Five Years and Other	Overseen By	Other Directorships Held
Date of Birth	Trust	Service	Relevant Experience	Trustee(1)	During the Last Five Years(2)

Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee	Trustee since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 184 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.	184	Director of EVC.

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	184	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	184	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries).

William H. Park 9/19/47	Trustee	Since 2003	Chief Financial Officer, Aveon Group, L.P. (an investment management firm) (since 2010). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).	184	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	184	None

33

Eaton Vance National Municipal Income Fund

MANAGEMENT AND ORGANIZATION CONT’D

		Term of		Number of Portfolios
	Position(s)	Office and	Principal Occupation(s) During	in Fund Complex
Name and	with the	Length of	Past Five Years and Other	Overseen By	Other Directorships Held
Date of Birth	Trust	Service	Relevant Experience	Trustee(1)	During the Last Five Years(2)

Noninterested Trustees (continued)

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	184	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	184	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider), Aviva USA (insurance provider) and CIFG (family of financial guaranty companies), and Advisory Director of Berkshire Capital Securities LLC (private investment banking firm).

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.	184	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005.	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	184	None

Principal Officers who are not Trustees

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Date of Birth	Trust	Service	During Past Five Years

Thomas M. Metzold 8/3/58	President	Since 2010	Vice President of EVM and BMR. Officer of 57 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 80 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 50 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 96 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 72 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

34

Eaton Vance National Municipal Income Fund

MANAGEMENT AND ORGANIZATION CONT’D

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Date of Birth	Trust	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Fund (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

35

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Investment Adviser of Eaton Vance National Municipal Income Fund
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance National Municipal Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Municipals Trust
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

448-11/10	HMSRC

Eaton Vance
Investment Managers

EDUCATION

Annual Report September 30, 2010

EATON VANCE MUNICIPALS TRUST

California

Massachusetts

New York

Ohio

Rhode Island

Annual Report September 30, 2010 California EATON VANCE Massachusetts MUNICIPALS New York TRUST Ohio Rhode Island

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Municipal Income Funds as of September 30, 2010

Management’s Discussion of Fund Performance	2

Performance Information and Portfolio Composition
California	3
Massachusetts	5
New York	7
Ohio	9
Rhode Island	11

Fund Expenses	13

Financial Statements	17

Federal Tax Information	75

Board of Trustees’ Contract Approval	76

Management and Organization	79
EX-99.CERT Section 302 Certification
EX-99.906CERT Section 906 Certification

Eaton Vance Municipal Income Funds as of September 30, 2010
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
Economic and Market Conditions
The U.S. economy remained generally stable, if still weak, during the year ending September 30, 2010, even as concerns about high unemployment and budget deficits provoked ongoing skittishness in the capital markets. The U.S. economy grew at an annualized rate of 3.7% in the first quarter of 2010, but slowed to 1.7% in the second quarter, according to the U.S. Department of Commerce. Advance estimates for the third quarter indicated an annualized increase in GDP of 2.0%.
Municipal bond performance was positive for the fiscal year, in spite of ongoing negative media attention on the tax-exempt sector. Solid performance resulted in part from continued investor concern about the strength (or weakness) of the economic recovery, and investments such as higher-quality municipals and Treasuries benefited. Toward the end of the fiscal year, the market was bolstered by very light issuance and sustained demand, as well as a flight to quality during July and August. September 2010 brought a change in sentiment, and investors took on more risk, helping higher-yielding, lower-rated sectors of the market.
Against this backdrop the Barclays Capital Municipal Bond Index (the Index)1— an unmanaged index of municipal bonds traded in the U.S.—gained 5.81% for the fiscal year ending September 30, 2010. Munis with longer maturities performed best during the year, with the 20-year segment of the Index returning 6.63%. Intermediate-maturity bonds, represented by the 7-year segment of the Index, also performed well, gaining 6.48%. Shorter-maturity bonds in the 5-year segment of the Index returned 5.63%.
Management Discussion
During the year ending September 30, 2010, the Funds underperformed the Index. The Funds were modestly hedged using a combination of Treasury futures and interest-rate swaps—an ongoing strategy that management has employed for many years which is designed to help mitigate interest-rate risk. During the second half of the year, the volatile economic situation in Europe and increasing uncertainty about the global economic outlook bolstered the U.S. Treasury market, sending Treasury yields lower. As a result, the Funds’ use of hedges detracted from their relative returns during the second half of the fiscal year and for the year as a whole. In addition, the Funds were underweight AA-rated bonds and 5% coupon bonds, both of which detracted from relative performance.
In contrast, several factors contributed positively to relative performance. As mentioned, the longer end of the yield curve outperformed during the period. The Funds’ longer duration positioning benefited, as investors sought higher yields later in the period. This duration positioning was the biggest positive factor during the period. In addition, overweight positions in revenue bonds were helpful, as was an overweight position in BBB-rated issues. Holdings of zero-coupon and high-coupon bonds also bolstered returns relative to the Index.
Management employed leverage in the Funds, through which additional exposure to the municipal market was achieved. Leverage has the impact of magnifying a Fund’s exposure to its underlying investments in both up and down markets. During the year, the Funds’ leverage generally helped their relative performance.2
As we move ahead, we continue to focus on state and local government budget deficits, which likely peaked in 2010 or are expected to peak in early 2011. The decline in tax revenues appears to be reaching a bottom, with some municipalities realizing growth in tax receipts due to a combination of slim economic growth and an increase in actual tax rates. However, spending continues to grow faster than tax receipts despite deep spending cuts enacted by some government officials. We will continue to analyze any new developments and solutions that government leaders formulate to address their fiscal problems.
Effective February 19, 2010, Craig R. Brandon became the portfolio manager of Eaton Vance Massachusetts Municipal Income Fund and Cynthia J. Clemson became the portfolio manager of Eaton Vance Rhode Island Municipal Income Fund. Mr. Brandon is a Vice President of Eaton Vance Management (EVM) and has been a portfolio manager of Eaton Vance municipal funds since 2004. Ms. Clemson is a Vice President and Co-Director of Municipal Investments of EVM. She has been a portfolio manager of Eaton Vance municipal funds since 1991.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Funds’ current or future investments and may change due to active management.

[1]	It is not possible to invest directly in an Index or a Lipper classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total returns are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Funds.

[2]	The Funds employ residual interest bond (RIB) financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value). See Note 1I to the financial statements for more information on RIB investments.

Eaton Vance California Municipal Income Fund as of September 30, 2010
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S., and the Barclays Capital 20 Year Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital 20 Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	EACAX	EVCAX	ECCAX	EICAX

Average Annual Total Returns (at net asset value)
One Year	5.36%	4.65%	4.65%	5.61%
Five Years	3.28	2.52	2.52	N.A.
10 Years	4.76	4.19	N.A.	N.A.
Life of Fund†	5.31	5.21	2.94	7.13
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.31%	-0.35%	3.65%	5.61%
Five Years	2.29	2.18	2.52	N.A.
10 Years	4.25	4.19	N.A.	N.A.
Life of Fund†	5.00	5.21	2.94	7.13
† Inception dates: Class A: 5/27/94; Class B: 12/19/85; Class C: 8/31/04; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.09%	1.84%	1.84%	0.84%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.55%	3.80%	3.80%	4.80%
Taxable-Equivalent Distribution Rate[3,4]	7.83	6.54	6.54	8.26
SEC 30-day Yield[5]	3.86	3.31	3.31	4.31
Taxable-Equivalent SEC 30-day Yield[4,5]	6.64	5.69	5.69	7.41

Index Performance[6] (Average Annual Total Returns)
	Barclays Capital	Barclays Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

One Year	5.81%	6.63%
Five Years	5.13	5.33
10 Years	5.73	6.42

Lipper Averages[7] (Average Annual Total Returns)
Lipper California Municipal Debt Funds Classification
One Year	5.65%
Five Years	3.70
10 Years	4.61
Portfolio Manager: Cynthia J. Clemson

*	Source: Lipper, Inc. Class B of the Fund commenced operations on 12/19/85.

A $10,000 hypothetical investment at net asset value in Class A shares on 9/30/00, Class C on 8/31/04 (commencement of operations), and Class I on 3/3/08 (commencement of operations) would have been valued at $15,921 ($15,168 at the maximum offering price), $11,891, and $11,943, respectively, on 9/30/10. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value.

[2]	Source: Prospectus dated 2/1/10. Includes interest expense of 0.18% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period.

[4]	Taxable-equivalent figures assume a maximum 41.86% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]	It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

[7]	The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Municipal Debt Funds Classification contained 120, 101 and 82 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance California Municipal Income Fund as of September 30, 2010
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 9/30/10 is as follows:

AAA	28.4%
AA	25.3%
A	29.5%
BBB	6.8%
Not Rated	10.0%
Fund Statistics2

• Number of Issues:	89

• Average Maturity:	22.1	years

• Average Effective Maturity:	11.9	years

• Average Call Protection:	8.5	years

• Average Dollar Price:	$98.29

• RIB Leverage[3]:	12.2%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of Floating Rate Notes outstanding as of 9/30/10 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Massachusetts Municipal Income Fund as of September 30, 2010
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class A of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S., and the Barclays Capital 20 Year Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class A, the Barclays Capital Municipal Bond Index and the Barclays Capital 20 Year Municipal Bond Index. Class A total returns are presented at net asset value and maximum public offering price. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class C	Class I
Share Class Symbol	ETMAX	ECMMX	EIMAX

Average Annual Total Returns (at net asset value)
One Year	5.26%	4.50%	5.46%
Five Years	3.01	N.A.	3.22
10 Years	4.78	N.A.	5.01
Life of Fund†	4.46	2.21	4.86
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.26%	3.50%	5.46%
Five Years	2.02	N.A.	3.22
10 Years	4.27	N.A.	5.01
Life of Fund†	4.16	2.21	4.86

†	Inception dates: Class A: 12/7/93; Class C: 5/2/06; Class I: 6/17/93

Total Annual
Operating Expenses[2]	Class A	Class C	Class I

Expense Ratio	1.04%	1.79%	0.84%

Distribution Rates/Yields	Class A	Class C	Class I

Distribution Rate[3]	4.60%	3.84%	4.79%
Taxable-Equivalent Distribution Rate[3,4]	7.47	6.24	7.78
SEC 30-day Yield[5]	3.93	3.37	4.32
Taxable-Equivalent SEC 30-day Yield[4,5]	6.39	5.48	7.02

Index Performance[6] (Average Annual Total Returns)
	Barclays Capital	Barclays Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

One Year	5.81%	6.63%
Five Years	5.13	5.33
10 Years	5.73	6.42

Lipper Averages[7] (Average Annual Total Returns)

Lipper Massachusetts Municipal Debt Funds Classification
One Year	5.39%
Five Years	4.23
10 Years	5.00
Portfolio Manager: Craig R. Brandon, CFA

*	Source: Lipper, Inc. Class A of the Fund commenced operations on 12/7/93.

A $10,000 hypothetical investment at net asset value in Class C on 5/2/06 (commencement of operations) and Class I on 9/30/00 would have been valued at $11,011 and $16,309, respectively, on 9/30/10. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value.

[2]	Source: Prospectus dated 2/1/10. Includes interest expense of 0.21% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period.

[4]	Taxable-equivalent figures assume a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]	It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

[7]	The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Massachusetts Municipal Debt Funds Classification contained 43, 36 and 31 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Massachusetts Municipal Income Fund as of September 30, 2010
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 9/30/10 is as follows:

AAA	15.6%
AA	37.3%
A	33.1%
BBB	7.6%
BB	1.4%
Not Rated	5.0%
Fund Statistics2

• Number of Issues:	72

• Average Maturity:	23.2	years

• Average Effective Maturity:	13.7	years

• Average Call Protection:	10.2	years

• Average Dollar Price:	$105.53

• RIB Leverage[3]:	10.0%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of Floating Rate Notes outstanding as of 9/30/10 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance New York Municipal Income Fund as of September 30, 2010
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S., and the Barclays Capital 20 Year Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital 20 Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETNYX	EVNYX	ECNYX	EINYX

Average Annual Total Returns (at net asset value)
One Year	5.70%	4.84%	4.84%	5.78%
Five Years	3.31	2.55	2.53	N.A.
10 Years	5.01	4.33	N.A.	N.A.
Life of Fund†	5.36	5.39	2.62	7.20
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.72%	-0.16%	3.84%	5.78%
Five Years	2.32	2.22	2.53	N.A.
10 Years	4.51	4.33	N.A.	N.A.
Life of Fund†	5.05	5.39	2.62	7.20
† Inception dates: Class A: 4/15/94; Class B: 8/30/90; Class C: 9/30/03; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.02%	1.77%	1.77%	0.82%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.69%	3.94%	3.94%	4.89%
Taxable-Equivalent Distribution Rate[3,4]	7.93	6.66	6.66	8.26
SEC 30-day Yield[5]	3.89	3.34	3.34	4.29
Taxable-Equivalent SEC 30-day Yield[4,5]	6.57	5.64	5.64	7.25

Index Performance[6] (Average Annual Total Returns)
	Barclays Capital	Barclays Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

One Year	5.81%	6.63%
Five Years	5.13	5.33
10 Years	5.73	6.42

Lipper Averages[7] (Average Annual Total Returns)

Lipper New York Municipal Debt Funds Classification
One Year	5.75%
Five Years	4.10
10 Years	4.90
Portfolio Manager: Craig R. Brandon, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced operations on 8/30/90.

A $10,000 hypothetical investment at net asset value in Class A on 9/30/00, Class C on 9/30/03 (commencement of operations) and Class I on 3/3/08 (commencement of operations) would have been valued at $16,315 ($15,547 at the maximum offering price), $11,930 and $11,963, respectively, on 9/30/10. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value.

[2]	Source: Prospectus dated 2/1/10. Includes interest expense of 0.19% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period.

[4]	Taxable-equivalent figures assume a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]	It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

[7]	The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Municipal Debt Funds Classification contained 98, 85 and 73 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance New York Municipal Income Fund as of September 30, 2010
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 9/30/10 is as follows:

AAA	14.9%
AA	41.6%
A	22.3%
BBB	11.1%
BB	1.2%
B	1.3%
CCC	0.4%
Not Rated	7.2%
Fund Statistics2

• Number of Issues:	125

• Average Maturity:	24.2	years

• Average Effective Maturity:	10.6	years

• Average Call Protection:	8.7	years

• Average Dollar Price:	$101.34

• RIB Leverage[3]:	10.7%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of Floating Rate Notes outstanding as of 9/30/10 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Ohio Municipal Income Fund as of September 30, 2010
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class A of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S., and the Barclays Capital 20 Year Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class A, the Barclays Capital Municipal Bond Index and the Barclays Capital 20 Year Municipal Bond Index. Class A total returns are presented at net asset value and maximum public offering price. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class C	Class I
Share Class Symbol	ETOHX	ECOHX	EIOHX

Average Annual Total Returns (at net asset value)
One Year	4.17%	3.42%	N.A.
Five Years	4.05	N.A.	N.A.
10 Years	5.23	N.A	N.A
Life of Fund†	4.67	3.27	2.81	%††
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-0.82%	2.42%	N.A.
Five Years	3.06	N.A.	N.A.
10 Years	4.73	N.A.	N.A.
Life of Fund†	4.37	3.27	2.81	%††

†	Inception dates: Class A: 12/7/93; Class C: 2/3/06; Class I: 8/3/10

††	Performance is cumulative since inception of share class.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I

Expense Ratio	0.88%	1.63%	0.68%

Distribution Rates/Yields	Class A	Class C	Class I

Distribution Rate[3]	4.11%	3.35%	4.16%
Taxable-Equivalent Distribution Rate[3,4]	6.74	5.50	6.83
SEC 30-day Yield[5]	3.40	2.82	3.66
Taxable-Equivalent SEC 30-day Yield[4,5]	5.58	4.63	6.01

Index Performance[6] (Average Annual Total Returns)
	Barclays Capital	Barclays Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

One Year	5.81%	6.63%
Five Years	5.13	5.33
10 Years	5.73	6.42

Lipper Averages[7] (Average Annual Total Returns)
Lipper Ohio Municipal Debt Funds Classification
One Year	4.77%
Five Years	4.00
10 Years	4.63
Portfolio Manager: William H. Ahern, Jr., CFA

*	Source: Lipper, Inc. Class A of the Fund commenced operations on 12/7/93.

A $10,000 hypothetical investment at net asset value in Class C on 2/3/06 (commencement of operations) and Class I on 8/3/10 (commencement of operations) would have been valued at $11,619 and $10,281, respectively, on 9/30/10. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value.

[2]	Source: Prospectus dated 2/1/10, as supplemented. Includes interest expense of 0.08% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period.

[4]	Taxable-equivalent figures assume a maximum 39.06% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]	It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

[7]	The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Ohio Municipal Debt Funds Classification contained 42, 34 and 31 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Ohio Municipal Income Fund as of September 30, 2010
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 9/30/10 is as follows:

AAA	28.4%
AA	37.8%
A	18.6%
BBB	7.3%
B	1.0%
Not Rated	6.9%
Fund Statistics2

• Number of Issues:	108

• Average Maturity:	20.5	years

• Average Effective Maturity:	11.4	years

• Average Call Protection:	10.2	years

• Average Dollar Price:	$106.71

• RIB Leverage[3]:	5.2%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of Floating Rate Notes outstanding as of 9/30/10 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions.

Eaton Vance Rhode Island Municipal Income Fund as of September 30, 2010
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S., and the Barclays Capital 20 Year Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital 20 Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETRIX	EVRIX	ECRIX	EIRIX

Average Annual Total Returns (at net asset value)
One Year	5.24%	4.46%	4.35%	N.A.
Five Years	3.00	2.24	N.A.	N.A.
10 Years	4.65	3.87	N.A.	N.A.
Life of Fund†	4.26	3.84	1.94	2.54	%††
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.23%	-0.54%	3.35%	N.A.
Five Years	2.00	1.90	N.A.	N.A.
10 Years	4.14	3.87	N.A.	N.A.
Life of Fund†	3.96	3.84	1.94	2.54	%††

†	Inception dates: Class A: 12/7/93; Class B: 6/11/93; Class C: 3/20/06; Class I: 8/3/10

††	Performance is cumulative since inception of share class.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.87%	1.62%	1.62%	0.67%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.38%	3.64%	3.64%	4.71%
Taxable-Equivalent Distribution Rate[3,4]	7.48	6.22	6.22	8.04
SEC 30-day Yield[5]	3.41	2.83	2.82	3.92
Taxable-Equivalent SEC 30-day Yield[4,5]	5.82	4.83	4.82	6.69

Index Performance[6] (Average Annual Total Returns)
	Barclays Capital	Barclays Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

One Year	5.81%	6.63%
Five Years	5.13	5.33
10 Years	5.73	6.42

Lipper Averages[7] (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification
One Year	5.15%
Five Years	3.98
10 Years	4.72
Portfolio Manager: Cynthia J. Clemson

*	Source: Lipper, Inc. Class B of the Fund commenced operations on 6/11/93.

A $10,000 hypothetical investment at net asset value in Class A on 9/30/00, Class C on 3/20/06 (commencement of operations) and Class I on 8/3/10 (commencement of operations) would have been valued at $15,753 ($15,012 at the maximum offering price) $10,909 and $10,254, respectively, on 9/30/10. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value.

[2]	Source: Prospectus dated 2/1/10, as supplemented. Includes interest expense of 0.08% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period.

[4]	Taxable-equivalent figures assume a maximum 41.44% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]	It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

[7]	The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 154, 135 and 125 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Rhode Island Municipal Income Fund as of September 30, 2010
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 9/30/10 is as follows:

AAA	22.1%
AA	35.3%
A	30.5%
BBB	7.8%
BB	1.4%
Not Rated	2.9%
Fund Statistics2

•	Number of Issues:	68

•	Average Maturity:	19.9	years

•	Average Effective Maturity:	7.9	years

•	Average Call Protection:	7.0	years

•	Average Dollar Price:	$102.38

•	RIB Leverage[3]:	3.3%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of Floating Rate Notes outstanding as of 9/30/10 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Municipal Income Funds as of September 30, 2010

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 – September 30, 2010).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance California Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/10)	(9/30/10)	(4/1/10 – 9/30/10)

Actual
Class A	$1,000.00	$1,064.00	$5.23
Class B	$1,000.00	$1,061.00	$9.09
Class C	$1,000.00	$1,059.80	$9.09
Class I	$1,000.00	$1,065.30	$3.93

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$5.11
Class B	$1,000.00	$1,016.20	$8.90
Class C	$1,000.00	$1,016.20	$8.90
Class I	$1,000.00	$1,021.30	$3.85

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01% for Class A shares, 1.76% for Class B shares, 1.76% for Class C shares and 0.76% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2010.

Eaton Vance Municipal Income Funds as of September 30, 2010

FUND EXPENSES CONT’D

Eaton Vance Massachusetts Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/10)	(9/30/10)	(4/1/10 – 9/30/10)

Actual
Class A	$1,000.00	$1,063.00	$4.65
Class C	$1,000.00	$1,060.20	$8.47
Class I	$1,000.00	$1,064.00	$3.62

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.56
Class C	$1,000.00	$1,016.80	$8.29
Class I	$1,000.00	$1,021.60	$3.55

*	Expenses are equal to the Fund’s annualized expense ratio of 0.90% for Class A shares, 1.64% for Class C shares and 0.70% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2010.

Eaton Vance New York Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/10)	(9/30/10)	(4/1/10 – 9/30/10)

Actual
Class A	$1,000.00	$1,052.60	$4.58
Class B	$1,000.00	$1,048.70	$8.42
Class C	$1,000.00	$1,048.70	$8.42
Class I	$1,000.00	$1,052.50	$3.50

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.51
Class B	$1,000.00	$1,016.80	$8.29
Class C	$1,000.00	$1,016.80	$8.29
Class I	$1,000.00	$1,021.70	$3.45

*	Expenses are equal to the Fund’s annualized expense ratio of 0.89% for Class A shares, 1.64% for Class B shares, 1.64% for Class C shares and 0.68% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2010.

Eaton Vance Municipal Income Funds as of September 30, 2010

FUND EXPENSES CONT’D

Eaton Vance Ohio Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(4/1/10)	(9/30/10)	(4/1/10 – 9/30/10)

Actual*
Class A	$1,000.00	$1,048.50	$4.11
Class C	$1,000.00	$1,044.60	$7.94
Class I	$1,000.00	$1,028.10	$0.97

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.05
Class C	$1,000.00	$1,017.30	$7.84
Class I	$1,000.00	$1,022.10	$2.99

*	Class I had not commenced operations as of April 1, 2010. Actual expenses are equal to the Fund’s annualized expense ratio of 0.80% for Class A shares, 1.55% for Class C shares and 0.59% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period); 59/365 for Class I (to reflect the period from commencement of operations on August 3, 2010 to September 30, 2010). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2010 (August 2, 2010 for Class I).

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.80% for Class A shares, 1.55% for Class C shares and 0.59% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2010 (August 2, 2010 for Class I).

Eaton Vance Municipal Income Funds as of September 30, 2010

FUND EXPENSES CONT’D

Eaton Vance Rhode Island Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(4/1/10)	(9/30/10)	(4/1/10 – 9/30/10)

Actual*
Class A	$1,000.00	$1,050.80	$3.96
Class B	$1,000.00	$1,047.30	$7.80
Class C	$1,000.00	$1,046.20	$7.80
Class I	$1,000.00	$1,025.40	$0.93

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.90
Class B	$1,000.00	$1,017.40	$7.69
Class C	$1,000.00	$1,017.40	$7.69
Class I	$1,000.00	$1,022.20	$2.89

*	Class I had not commenced operations on April 1, 2010. Actual expenses are equal to the Fund’s annualized expense ratio of 0.77% for Class A shares, 1.52% for Class B shares, 1.52% for Class C shares and 0.57% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period); 59/365 for Class I (to reflect the period from commencement of operations on August 3, 2010 to September 30, 2010). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2010 (August 2, 2010 for Class I).

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.77% for Class A shares, 1.52% for Class B shares, 1.52% for Class C shares and 0.57% for Class I shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2010 (August 2, 2010 for Class I).

Eaton Vance California Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 112.1%

Principal Amount
(000’s omitted)	Security	Value

Education — 13.6%

$4,000	California Educational Facilities Authority, (California Institute of Technology), 5.00%, 11/1/39	$4,380,240
2,500	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/38	2,627,775
1,895	California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,006,218
3,500	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	3,525,200
1,715	California Educational Facilities Authority, (Pomona College), 5.00%, 7/1/45	1,785,075
3,195	California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/40	3,409,640
2,500	California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,915,550
2,890	California Educational Facilities Authority, (University of Southern California), 5.00%, 10/1/39	3,115,998
3,750	University of California, 5.25%, 5/15/39	4,130,587

		$27,896,283

Electric Utilities — 6.1%

$895	Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$1,011,261
2,725	Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,823,590
3,865	Los Angeles Department of Water and Power, 5.25%, 7/1/38	4,204,231
2,000	Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,144,200
2,170	Vernon, Electric System Revenue, 5.125%, 8/1/21	2,315,629

		$12,498,911

Escrowed / Prerefunded — 1.7%

$5,765	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	$3,462,747

		$3,462,747

General Obligations — 13.2%

$1,000	California, 6.00%, 4/1/38	$1,113,600
3,825	Los Angeles Unified School District, 5.00%, 1/1/34	4,011,239
5,200	Palo Alto, (Election of 2008), 5.00%, 8/1/40	5,687,760
9,990	San Francisco Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(1)	10,448,941
5,400	Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	5,833,836

		$27,095,376

Hospital — 16.8%

$1,465	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,525,168
2,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/39	2,198,200
4,255	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	4,321,846
5,910	California Health Facilities Financing Authority, (Sutter Health), 5.25%, 11/15/46(1)	5,976,192
4,405	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	4,392,270
2,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,991,600
2,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,004,920
1,760	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,790,747
1,500	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,507,050
2,700	San Benito Health Care District, 5.40%, 10/1/20	2,506,734
1,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,010,870
1,610	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	1,576,979
3,750	Washington Township Health Care District, 5.00%, 7/1/37	3,657,862

		$34,460,438

Housing — 2.1%

$3,000	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$2,575,500
1,321	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	1,319,114
404	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	394,910

		$4,289,524

Industrial Development Revenue — 1.0%

$265	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$269,950
1,700	California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25	1,754,196

		$2,024,146

See notes to financial statements

Eaton Vance California Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Education — 1.6%

$2,000	California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/28	$691,160
2,575	California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	2,646,199

		$3,337,359

Insured-Electric Utilities — 4.4%

$4,775	California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	$4,934,867
2,000	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	2,192,640
1,775	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,947,104

		$9,074,611

Insured-Escrowed / Prerefunded — 8.6%

$2,500	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33(3)	$3,152,025
5,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (FGIC), Prerefunded to 1/1/28, 5.00%, 7/1/29	6,304,050
15,000	Foothill/Eastern Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/28	8,050,200

		$17,506,275

Insured-General Obligations — 4.0%

$6,500	Los Angeles Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(1)	$6,648,395
2,215	Merced Unified School District, (FGIC), (NPFG), 0.00%, 8/1/19	1,486,619

		$8,135,014

Insured-Hospital — 2.4%

$4,950	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27(1)	$4,968,610

		$4,968,610

Insured-Lease Revenue / Certificates of Participation — 2.6%

$11,280	Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30	$3,362,117
2,400	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	1,852,536

		$5,214,653

Insured-Special Tax Revenue — 2.5%

$2,230	Ceres Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$1,874,226
3,200	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AGM), 4.25%, 7/1/36	3,202,240

		$5,076,466

Insured-Transportation — 3.6%

$9,420	Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/33	$2,213,606
1,800	San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/24	652,662
2,125	San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,177,041
2,230	San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	2,412,280

		$7,455,589

Insured-Water and Sewer — 3.7%

$6,350	Clovis Public Financing Authority, Wastewater Revenue, (AMBAC), 4.50%, 8/1/38	$6,201,791
1,680	Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,440,634

		$7,642,425

Lease Revenue / Certificates of Participation — 4.6%

$1,750	Los Angeles County, (Disney Parking), 0.00%, 3/1/17	$1,382,062
3,100	Los Angeles County, (Disney Parking), 0.00%, 3/1/20	2,043,613
5,095	Pasadena Parking Facility, 6.25%, 1/1/18	5,945,152

		$9,370,827

Other Revenue — 1.3%

$920	California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	$923,514
1,655	Golden State Tobacco Securitization Corp., 0.00%, 6/1/37	1,024,544
1,060	Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	807,222

		$2,755,280

See notes to financial statements

Eaton Vance California Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Senior Living / Life Care — 1.1%

$250	California Statewide Communities Development Authority, (Senior Living -Presbyterian Homes), 4.75%, 11/15/26	$234,713
1,000	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	888,530
1,000	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 7.25%, 11/15/41	1,111,260

		$2,234,503

Special Tax Revenue — 9.4%

$2,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	$2,445,050
415	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	356,377
665	Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	529,107
1,755	Corona Public Financing Authority, 5.80%, 9/1/20	1,756,176
765	Fairfield Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	794,261
1,735	Lincoln Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	1,748,481
15,995	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	954,262
4,380	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)	4,591,948
1,400	Santa Margarita Water District, 6.20%, 9/1/20	1,433,418
985	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	986,901
350	Temecula Unified School District, 5.00%, 9/1/27	329,770
535	Temecula Unified School District, 5.00%, 9/1/37	474,363
1,000	Torrance Redevelopment Agency, 5.625%, 9/1/28	913,540
1,000	Tustin Community Facilities District, 6.00%, 9/1/37	1,022,630
900	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	906,462

		$19,242,746

Transportation — 3.3%

$500	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$562,500
3,080	Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	3,238,404
2,750	Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,922,865

		$6,723,769

Water and Sewer — 4.5%

$3,160	California Department of Water Resources, 5.00%, 12/1/29	$3,502,038
1,740	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 4.75%, 7/1/36(1)	1,804,102
3,520	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 1/1/34	3,825,712

		$9,131,852

Total Tax-Exempt Investments — 112.1%
(identified cost $217,021,482)		$229,597,404

Other Assets, Less Liabilities — (12.1)%		$(24,739,024)

Net Assets — 100.0%		$204,858,380

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

RADIAN - Radian Group, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2010, 29.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 13.4% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $2,712,240.

(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 110.2%

Principal Amount
(000’s omitted)	Security	Value

Education — 26.1%

$10,000	Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	$10,414,800
3,750	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	4,153,050
3,930	Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	4,679,490
1,000	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	1,022,420
4,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	4,326,440
1,000	Massachusetts Development Finance Agency, (Mount Holyoke College), 5.00%, 7/1/36	1,062,950
3,515	Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	3,561,609
1,000	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,002,170
7,260	Massachusetts Health and Educational Facilities Authority, (Berklee College), 5.00%, 10/1/37	7,449,631
6,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,525,540
8,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32(2)	10,328,560
6,250	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	6,943,438

		$61,470,098

Electric Utilities — 2.8%

$6,715	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	$6,508,245

		$6,508,245

Escrowed / Prerefunded — 2.0%

$1,500	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$1,830,870
2,540	Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	2,875,483

		$4,706,353

General Obligations — 2.1%

$4,500	Newton, 5.00%, 4/1/36	$4,942,395

		$4,942,395

Hospital — 12.3%

$2,000	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	$2,152,080
1,000	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	1,017,860
1,250	Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	1,336,200
1,000	Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.50%, 12/1/39	1,087,710
5,000	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	5,222,900
2,055	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/22	2,122,096
3,320	Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,343,638
6,800	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	7,015,628
4,315	Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/39	4,381,926
1,200	Massachusetts Health and Educational Facilities Authority, (Winchester Hospital), 5.25%, 7/1/38	1,202,628

		$28,882,666

Housing — 7.9%

$2,000	Massachusetts Housing Finance Agency, (AMT), 4.65%, 12/1/36	$1,943,820
5,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	4,877,500
3,960	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	3,992,432
3,875	Massachusetts Housing Finance Agency, (AMT), 5.20%, 12/1/37	3,951,221
3,750	Massachusetts Housing Finance Agency, (AMT), 5.30%, 12/1/37	3,802,238

		$18,567,211

Industrial Development Revenue — 3.0%

$2,155	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$2,158,965
5,170	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	4,824,386

		$6,983,351

Insured-Education — 7.7%

$2,500	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/28	$3,012,325
5,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	5,901,550

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Education (continued)

$5,460	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	$6,507,774
2,800	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,858,688

		$18,280,337

Insured-Escrowed / Prerefunded — 0.1%

$200	Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	$244,116

		$244,116

Insured-General Obligations — 2.6%

$5,000	Massachusetts, (AMBAC), 5.00%, 11/1/25	$6,100,450

		$6,100,450

Insured-Hospital — 1.5%

$1,650	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,738,242
890	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/31	923,295
785	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.125%, 11/15/35	812,129

		$3,473,666

Insured-Other Revenue — 4.3%

$8,665	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$10,154,773

		$10,154,773

Insured-Special Tax Revenue — 7.8%

$3,220	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$3,298,665
1,000	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/34	1,024,500
7,350	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	8,737,606
5,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	5,336,450

		$18,397,221

Insured-Student Loan — 3.2%

$2,420	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$2,620,304
5,180	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	5,040,865

		$7,661,169

Insured-Transportation — 7.5%

$2,890	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$2,880,290
3,735	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/38	3,693,243
10,750	Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	6,415,707
4,320	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	4,802,328

		$17,791,568

Nursing Home — 2.2%

$2,205	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$2,208,991
2,910	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	2,913,638

		$5,122,629

Other Revenue — 1.3%

$1,590	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$1,775,505
1,195	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	1,325,697

		$3,101,202

Senior Living / Life Care — 1.8%

$1,400	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,309,994
525	Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	543,391
615	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	501,071
2,465	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	1,843,993

		$4,198,449

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Solid Waste — 1.4%

$3,250	Massachusetts Industrial Finance Agency, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$3,268,688

		$3,268,688

Special Tax Revenue — 3.6%

$6,450	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	$3,879,223
3,335	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	1,277,171
5,395	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	1,763,464
85	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	85,490
1,255	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,422,191

		$8,427,539

Transportation — 1.2%

$2,645	Massachusetts Port Authority, 5.00%, 7/1/34	$2,875,644

		$2,875,644

Water and Sewer — 7.8%

$5,620	Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$5,644,053
4,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	4,428,400
6,495	Massachusetts Water Resources Authority, 4.00%, 8/1/46	6,388,872
1,625	Massachusetts Water Resources Authority, 5.25%, 12/1/15	1,825,119

		$18,286,444

Total Tax-Exempt Investments — 110.2%
(identified cost $242,247,092)		$259,444,214

Other Assets, Less Liabilities — (10.2)%		$(23,999,764)

Net Assets — 100.0%		$235,444,450

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2010, 31.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 14.4% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New York Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 110.7%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 1.0%

$4,250	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$3,921,305

		$3,921,305

Education — 20.9%

$1,810	Geneva Industrial Development Agency, (Hobart & William Smith Project), 5.375%, 2/1/33	$1,842,580
5,005	New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	5,465,660
1,095	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	1,098,931
1,790	New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,979,597
5,000	New York Dormitory Authority, (City University), 6.00%, 7/1/20	6,059,050
5,000	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38(1)	5,450,200
10,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(2)	10,960,000
2,500	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,726,325
2,190	New York Dormitory Authority, (New York University), 5.25%, 7/1/48	2,372,317
8,500	New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	9,580,775
1,365	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(2)	1,491,768
5,000	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	5,464,350
5,155	New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	5,252,533
2,000	New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,376,580
2,480	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	2,491,879
9,990	New York Dormitory Authority, (Vassar College), 5.00%, 7/1/46(2)	10,505,983
970	Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	999,100
2,515	Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,586,879

		$78,704,507

Electric Utilities — 3.5%

$2,930	Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$3,393,731
5,000	New York State Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), 6.952%, 7/1/26	5,010,350
4,800	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	4,850,784

		$13,254,865

General Obligations — 3.1%

$250	New York City, 5.30%, 4/1/27	$284,405
5,000	New York City, 5.375%, 4/1/36	5,531,250
4,000	New York City, 6.25%, 10/15/28	4,857,360
1,000	Saratoga County, 4.75%, 7/15/37	1,052,120
25	Saratoga County, 4.75%, 7/15/38	26,286

		$11,751,421

Health Care-Miscellaneous — 0.2%

$340	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$288,755
110	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, 7.50%, 9/1/15	111,886
20	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series C, 7.50%, 9/1/15	20,343
165	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	167,828
145	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series J, 7.50%, 9/1/15	147,485

		$736,297

Hospital — 13.3%

$845	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$846,690
3,055	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	2,942,698
3,000	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,949,030
4,250	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,376,182
295	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	300,626
4,575	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	4,578,340
6,750	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(2)	7,110,585
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,009,960
3,500	New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,740,730
3,155	New York Dormitory Authority, (North Shore Hospital), 5.00%, 11/1/34	3,209,487

See notes to financial statements

Eaton Vance New York Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Hospital (continued)

$4,500	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	$4,701,060
1,420	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,471,972
2,830	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,891,354
2,750	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,751,128
1,000	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	1,000,790
5,000	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	5,071,550

		$49,952,182

Housing — 3.8%

$3,500	New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,380,685
2,000	New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	2,019,360
2,000	New York Housing Finance Agency, 5.25%, 11/1/41	2,074,040
3,000	New York Mortgage Agency, (AMT), 5.20%, 10/1/32	3,086,820
2,135	New York Mortgage Agency, (AMT), 5.30%, 4/1/29	2,140,807
1,520	New York Mortgage Agency, (AMT), 5.65%, 4/1/30	1,521,095

		$14,222,807

Industrial Development Revenue — 6.3%

$1,160	Chautauqua County Industrial Development Agency, (NRG Dunkirk Power), 5.875%, 4/1/42	$1,206,794
4,825	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(2)	5,118,785
4,005	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	4,408,704
3,500	New York Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	3,584,770
8,065	Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), 4.875%, 7/1/41	8,070,000
1,350	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,352,687

		$23,741,740

Insured-Education — 2.7%

$6,600	New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,953,892
2,250	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	2,363,197
1,035	New York Dormitory Authority, (University of Rochester), (AMBAC), 4.25%, 7/1/39	1,033,241

		$10,350,330

Insured-Electric Utilities — 1.3%

$4,250	Long Island Power Authority, (BHAC), 6.00%, 5/1/33	$4,999,190

		$4,999,190

Insured-Escrowed / Prerefunded — 3.5%

$4,285	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$2,578,670
4,385	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	2,513,350
16,945	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	8,261,535

		$13,353,555

Insured-General Obligations — 2.0%

$1,875	Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$2,202,206
2,700	Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	3,149,442
675	Jamestown, (AMBAC), 7.10%, 3/15/12	737,890
675	Jamestown, (AMBAC), 7.10%, 3/15/13	777,128
515	Jamestown, (AMBAC), 7.10%, 3/15/14	618,597

		$7,485,263

Insured-Lease Revenue / Certificates of Participation — 3.4%

$13,200	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$12,790,536

		$12,790,536

Insured-Other Revenue — 1.9%

$895	New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$923,488
10,225	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	3,830,796
2,590	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	913,364
4,825	New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	1,516,401

		$7,184,049

Insured-Special Tax Revenue — 4.4%

$3,750	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$3,772,688
4,885	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	4,969,706

See notes to financial statements

Eaton Vance New York Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue (continued)

$1,000	New York Urban Development Corp., (FGIC), (NPFG), 5.25%, 3/15/34	$1,051,690
6,750	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	2,481,030
15,975	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	3,625,526
4,140	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	765,693

		$16,666,333

Insured-Transportation — 3.6%

$5,925	Metropolitan Transportation Authority, (AGC), 4.50%, 11/15/38	$6,000,425
2,695	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	2,704,918
5,025	Port Authority of New York and New Jersey, (AGC), (AMT), 4.50%, 9/1/35	5,030,326

		$13,735,669

Insured-Water and Sewer — 0.7%

$2,535	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,511,526

		$2,511,526

Lease Revenue / Certificates of Participation — 4.6%

$3,885	New York City Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	$3,917,206
10,940	New York City Urban Development Corp., 5.70%, 4/1/20	13,345,378

		$17,262,584

Other Revenue — 3.6%

$2,000	Albany Industrial Development Agency, Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,582,580
10,395	Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	3,016,525
1,260	Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,373,841
2,710	New York City Cultural Resource Trust, (Museum of Modern Art), 5.00%, 4/1/31	2,976,718
1,000	New York City Transitional Finance Authority, 5.25%, 1/15/27	1,126,100
1,000	New York City Transitional Finance Authority, 5.25%, 1/15/39	1,092,950
1,960	New York City Transitional Finance Authority, 6.00%, 7/15/33	2,292,240

		$13,460,954

Senior Living / Life Care — 0.6%

$800	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$770,832
1,295	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), 5.00%, 11/1/28	1,287,321

		$2,058,153

Special Tax Revenue — 6.9%

$6,700	Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$7,223,672
1,605	New York City Transitional Finance Authority, 5.00%, 5/1/36	1,732,116
5,500	New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	6,095,265
1,000	New York Urban Development Corp., 5.25%, 3/15/38	1,105,180
50,000	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	2,983,000
4,630	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	4,854,045
1,890	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	2,141,786

		$26,135,064

Transportation — 9.8%

$2,710	Metropolitan Transportation Authority, 5.00%, 11/15/37	$2,816,801
1,915	Nassau County Bridge Authority, 5.00%, 10/1/40	1,978,961
12,000	Port Authority of New York and New Jersey, 5.00%, 11/15/37(2)	12,902,640
2,500	Port Authority of New York and New Jersey, 6.125%, 6/1/94	3,089,400
6,160	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33	6,229,238
9,000	Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(2)	9,907,830

		$36,924,870

Water and Sewer — 9.6%

$585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$229,039
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	214,373
335	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	114,423
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	168,907
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	160,179
585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	151,100

See notes to financial statements

Eaton Vance New York Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Water and Sewer (continued)

$585	Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	$143,477
1,000	New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,106,200
3,450	New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)	3,979,092
10	New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40	11,534
5,910	New York Environmental Facilities Corp., 5.00%, 10/15/39	6,470,563
8,525	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 4.50%, 6/15/36	8,703,087
8,400	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/37(2)	9,070,572
5,000	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.125%, 6/15/38	5,469,550

		$35,992,096

Total Tax-Exempt Investments — 110.7%
(identified cost $392,031,800)		$417,195,296

Other Assets, Less Liabilities — (10.7)%		$(40,168,615)

Net Assets — 100.0%		$377,026,681

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

MFMR - Multi-Family Mortgage Revenue

NPFG - National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2010, 21.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 8.0% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

See notes to financial statements

Eaton Vance Ohio Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 102.1%

Principal Amount
(000’s omitted)	Security	Value

Education — 4.5%

$2,500	Cuyahoga Community College District, 5.25%, 2/1/29	$2,797,150
5,000	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 5.00%, 12/1/33	5,280,000
550	Ohio Higher Educational Facilities Authority, (Case Western Reserve University), 6.50%, 10/1/20	680,009
1,495	Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/41	1,536,127
2,100	Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	2,197,209

		$12,490,495

Electric Utilities — 1.3%

$1,245	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$1,246,270
2,290	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	2,338,502

		$3,584,772

Escrowed / Prerefunded — 1.2%

$875	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), Prerefunded to 3/20/11, 6.10%, 9/20/16	$920,439
2,000	Ohio Water Development Authority, (Fresh Water Improvement), Prerefunded to 6/1/14, 5.00%, 12/1/28(1)	2,311,400

		$3,231,839

General Obligations — 4.5%

$1,000	Beavercreek City School District, 5.00%, 12/1/36	$1,070,710
1,000	Butler County, Special Tax Assessment, 5.50%, 12/1/28	1,158,310
4,500	Columbus City School District, (School Facilities, Construction and Improvement), 4.75%, 12/1/33	4,736,520
1,000	Highland Local School District, (School Facilities, Construction and Improvement), 5.50%, 12/1/36	1,119,490
4,000	Maple Heights City School District, 5.00%, 1/15/37	4,103,840
255	Tuscarawas County, (Public Library Improvement), 6.90%, 12/1/11	255,821

		$12,444,691

Hospital — 8.7%

$950	Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	$992,275
1,250	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,285,800
1,000	Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,101,190
2,375	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	2,330,944
5,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 5.25%, 1/15/46	5,109,700
4,880	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	5,187,781
2,000	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	2,168,000
2,900	Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	2,983,984
2,075	Richland County Hospital Facilities, (MedCentral Health Systems), 5.25%, 11/15/36	2,084,566
830	Richland County Hospital Facilities, (MedCentral Health Systems), 6.375%, 11/15/30	839,653

		$24,083,893

Housing — 0.4%

$1,125	Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	$1,108,305

		$1,108,305

Industrial Development Revenue — 3.7%

$3,105	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,641,361
4,000	Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser-Busch Cos., Inc.), (AMT), 6.00%, 7/1/35	4,003,480
825	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	842,267
3,165	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	2,953,420

		$10,440,528

Insured-Education — 4.7%

$2,175	Kent State University, (AGC), 5.00%, 5/1/29	$2,375,448
945	Miami University, (AMBAC), 3.25%, 9/1/26	875,826
2,770	Ohio Higher Educational Facilities Authority, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,896,838
6,700	University of Cincinnati, (NPFG), 5.00%, 6/1/34	7,079,421

		$13,227,533

Insured-Electric Utilities — 10.9%

$4,300	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$4,597,646
2,540	Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	1,133,018
2,000	Cleveland Public Power System, (NPFG), 5.00%, 11/15/38	2,094,080

See notes to financial statements

Eaton Vance Ohio Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities (continued)

$2,000	Cuyahoga County Utility Systems, (Medical Center Co.), (NPFG), (AMT), 6.10%, 8/15/15	$2,005,560
2,000	Hamilton, Electric System Revenue, (AGM), 4.70%, 10/15/25	2,125,180
5,820	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (BHAC), (FGIC), 4.80%, 1/1/34	5,980,050
4,680	Ohio Air Quality Development Authority, (Ohio Power), (AMBAC), 5.15%, 5/1/26	4,689,032
3,000	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	1,473,060
2,500	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	1,155,325
4,750	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	2,058,793
2,750	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	3,016,640

		$30,328,384

Insured-Escrowed / Prerefunded — 2.4%

$1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (AGM), Prerefunded to 12/1/13, 5.00%, 12/1/31	$1,134,040
1,500	Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,808,220
1,000	Marysville Exempt Village School District, (School Facilities), (NPFG), Prerefunded to 6/1/15, 5.25%, 12/1/30	1,191,290
845	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	1,004,798
1,245	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,497,075

		$6,635,423

Insured-General Obligations — 34.7%

$2,000	Adams County Local School District, (AGM), 4.25%, 12/1/33	$2,026,000
1,300	Brookfield Local School District, (AGM), 5.25%, 1/15/36	1,397,136
2,500	Canal Winchester Local School District, (NPFG), 0.00%, 12/1/32	843,750
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (AGM), 5.00%, 12/1/21	1,201,220
10,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (AGM), (FGIC), 5.25%, 12/1/29	12,168,400
5,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (AGM), (FGIC), 5.25%, 12/1/30	6,050,400
2,155	Cleveland, (AMBAC), 5.50%, 10/1/23	2,648,344
1,550	Clyde-Green Springs Exempted Village School District, (AGM), 4.50%, 12/1/31	1,597,058
3,500	Columbus School District, (Classroom Facilities Construction & Improvement), (AGM), 4.25%, 12/1/32	3,542,490
3,700	Fairview Park, (NPFG), 5.00%, 12/1/25	3,945,754
3,085	Hamilton City School District, (AGM), 4.25%, 12/1/30	3,126,894
770	Hamilton City School District, (AGM), 5.00%, 12/1/18	885,870
1,090	Hilliard School District, (NPFG), 5.00%, 12/1/27	1,186,596
1,965	Lakewood City School District, (AGM), 4.50%, 12/1/26	2,113,731
9,605	Maderia City School District, (AGM), 5.25%, 12/1/32	11,884,843
3,525	Mason City School District, (AGM), 5.25%, 12/1/31	4,378,332
1,750	Mount Healthy City School District, (AGM), 5.00%, 12/1/31	1,877,050
3,500	Mount Healthy City School District, (AGM), 5.00%, 12/1/35	3,694,705
1,745	Olentangy Local School District, (AGM), 5.00%, 12/1/21	1,959,495
5,255	Olentangy Local School District, (AGM), 5.00%, 12/1/30	5,666,729
550	Orrville City School District, (AMBAC), 5.25%, 12/1/35	588,032
1,620	Painesville City School District, (NPFG), 5.00%, 12/1/24	1,741,063
785	Pickerington Local School District, (NPFG), 4.25%, 12/1/34	784,372
1,500	Pickerington Local School District, (School Facility Contract), (FGIC), (NPFG), 0.00%, 12/1/16	1,288,875
5,000	Springboro Community City School District, (AGM), 5.25%, 12/1/30	6,090,400
5,000	Springboro Community City School District, (AGM), 5.25%, 12/1/32	6,007,900
6,705	Westerville City School District, (XLCA), 5.00%, 12/1/27	7,894,333

		$96,589,772

Insured-Hospital — 3.5%

$3,550	Butler County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/31	$3,612,445
1,300	Franklin County, (Ohio Health Corp.), (NPFG), 5.00%, 5/15/33	1,320,228
1,555	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	1,569,788
2,575	Lorain County, (Catholic Healthcare Partners), (AGM), Variable Rate, 17.583%, 2/1/29(2)(3)(4)	3,109,673

		$9,612,134

See notes to financial statements

Eaton Vance Ohio Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue — 1.0%

$4,760	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$1,613,783
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,134,750
590	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	109,120

		$2,857,653

Insured-Transportation — 5.6%

$7,000	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	$8,253,000
5,000	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(5)	5,558,250
1,595	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	1,722,680

		$15,533,930

Insured-Water and Sewer — 1.9%

$5,000	Cleveland Waterworks, (NPFG), 5.00%, 1/1/37	$5,238,650

		$5,238,650

Lease Revenue / Certificates of Participation — 0.6%

$1,455	Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$1,604,385

		$1,604,385

Nursing Home — 0.3%

$875	Cuyahoga County Health Care Facilities, (Maple Care Center), (GNMA), (AMT), 8.00%, 8/20/16	$907,078

		$907,078

Other Revenue — 3.1%

$23,090	Buckeye Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$746,731
2,275	Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	1,671,556
1,500	Ohio State Building Authority, 5.00%, 10/1/27	1,665,990
4,700	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	4,528,403

		$8,612,680

Pooled Loans — 4.0%

$615	Cleveland-Cuyahoga County Port Authority, (Columbia National), (AMT), 5.00%, 5/15/20	$570,271
665	Cleveland-Cuyahoga County Port Authority, (Fairmount Project), 5.125%, 5/15/25	602,803
60	Ohio Economic Development Commission, (Burrows Paper), (AMT), 7.625%, 6/1/11	60,263
1,440	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,496,247
7,455	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(5)	8,110,369
370	Toledo Lucas County Port Authority, (AMT), 5.125%, 11/15/25	318,248

		$11,158,201

Special Tax Revenue — 1.4%

$1,740	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$1,778,802
1,370	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,412,374
675	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	764,924

		$3,956,100

Water and Sewer — 3.7%

$3,000	Cincinnati Water System Authority, 4.50%, 12/1/23	$3,251,280
3,850	Cincinnati Water System Authority, 5.00%, 12/1/32	4,176,326
750	Ohio Water Development Authority, Water Pollution Control, (Fresh Water Quality), 5.00%, 12/1/28	849,187
750	Ohio Water Development Authority, Water Pollution Control, (Fresh Water Quality), 5.00%, 6/1/30	839,745
1,000	Ohio Water Development Authority, Water Pollution Control, (Fresh Water Quality), 5.25%, 6/1/20	1,239,440

		$10,355,978

Total Tax-Exempt Investments — 102.1%
(identified cost $267,577,424)		$284,002,424

Other Assets, Less Liabilities — (2.1)%		$(5,806,721)

Net Assets — 100.0%		$278,195,703

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

See notes to financial statements

Eaton Vance Ohio Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

CIFG - CIFG Assurance North America, Inc.
FGIC - Financial Guaranty Insurance Company
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
NPFG - National Public Finance Guaranty Corp.
XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2010, 63.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 29.5% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2010, the aggregate value of these securities is $3,109,673 or 1.1% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2010.

(4)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(5)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

See notes to financial statements

Eaton Vance Rhode Island Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 100.6%

Principal Amount
(000’s omitted)	Security	Value

Education — 9.3%

$500	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/33	$511,395
2,105	Rhode Island Health and Educational Building Corp., (Brown University), 4.75%, 9/1/37	2,171,644
750	Rhode Island Health and Educational Building Corp., (New England Institute of Technology), 5.125%, 3/1/40	772,853
1,000	Rhode Island Health and Educational Building Corp., (University of Rhode Island), 6.25%, 9/15/34	1,112,420

		$4,568,312

Escrowed / Prerefunded — 2.3%

$1,000	Rhode Island Health and Educational Building Corp., (Hospital Financing-Lifespan Obligation Group), Prerefunded to 8/15/12, 6.50%, 8/15/32	$1,109,060

		$1,109,060

General Obligations — 0.4%

$225	Puerto Rico, 0.00%, 7/1/16	$178,754

		$178,754

Hospital — 3.1%

$500	Fulton County, GA, Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	$531,630
655	Kansas Development Finance Authority, (Adventist Healthcare), 5.75%, 11/15/38	729,159
250	Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	267,240

		$1,528,029

Housing — 3.9%

$900	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 4/1/22	$905,067
1,000	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 10/1/28	1,011,930

		$1,916,997

Industrial Development Revenue — 4.0%

$750	Rhode Island Industrial Facilities Corp., (Waste Management, Inc.), (AMT), 4.625%, 4/1/16	$771,308
1,250	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,166,437

		$1,937,745

Insured-Education — 8.7%

$1,395	Rhode Island Health and Educational Building Corp., (Bryant College), (AMBAC), 5.00%, 12/1/31	$1,405,937
400	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-Salve Regina University), (RADIAN), 5.125%, 3/15/32	402,820
1,000	Rhode Island Health and Educational Building Corp., (Higher Education Facilities-University of Rhode Island), (AMBAC), 5.00%, 9/15/30	1,043,180
350	Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (NPFG), 5.00%, 6/1/31	356,097
1,000	Rhode Island Health and Educational Building Corp., (State Colleges), (AGM), 5.00%, 9/15/40	1,036,500

		$4,244,534

Insured-Electric Utilities — 3.3%

$250	Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$294,720
310	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	346,347
865	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	995,200

		$1,636,267

Insured-Escrowed / Prerefunded — 2.9%

$230	Rhode Island Depositors Economic Protection Corp., (AGM), Escrowed to Maturity, 5.75%, 8/1/21	$301,022
1,000	Rhode Island Depositors Economic Protection Corp., (NPFG), Escrowed to Maturity, 5.80%, 8/1/12	1,096,120

		$1,397,142

Insured-General Obligations — 2.0%

$600	North Kingstown, (FGIC), (NPFG), 5.00%, 10/1/25	$655,218
325	Warwick, (AMBAC), 5.00%, 7/15/21	343,798

		$999,016

Insured-Hospital — 2.1%

$1,000	Rhode Island Health and Educational Building Corp., (Rhode Island Hospital), (AGM), 5.00%, 5/15/32	$1,032,830

		$1,032,830

Insured-Housing — 5.5%

$750	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.00%, 10/1/48	750,457

See notes to financial statements

Eaton Vance Rhode Island Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Housing (continued)

$400	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.25%, 10/1/31	$400,052
500	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.50%, 10/1/49	515,130
1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.55%, 10/1/32	1,002,940

		$2,668,579

Insured-Lease Revenue / Certificates of Participation — 5.9%

$1,770	Convention Center Authority of Rhode Island, (NPFG), 5.25%, 5/15/15	$1,925,406
750	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	972,585

		$2,897,991

Insured-Other Revenue — 8.0%

$500	Rhode Island Health and Educational Building Corp., (Providence Public Buildings Authority), (AGM), 5.00%, 5/15/27	$529,330
1,000	Rhode Island Health and Educational Building Corp., (Public Schools), (AGC), 5.00%, 5/15/34	1,040,440
750	Rhode Island Health and Educational Building Corp., (Public Schools), (AGC), 5.25%, 5/15/29	800,295
1,000	Rhode Island Health and Educational Building Corp., (Public Schools), (AGM), 4.75%, 5/15/29	1,038,170
500	Rhode Island Health and Educational Building Corp., (Public Schools), (AMBAC), 5.00%, 5/15/27	530,620

		$3,938,855

Insured-Pooled Loans — 2.8%

$1,000	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.85%, 12/1/36	$895,670
500	Rhode Island Student Loan Authority, (AMBAC), (AMT), 4.90%, 12/1/26	479,735

		$1,375,405

Insured-Solid Waste — 1.5%

$750	Rhode Island Resource Recovery Corp., (NPFG), (AMT), 5.00%, 3/1/22	$756,922

		$756,922

Insured-Special Tax Revenue — 7.7%

$265	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$97,403
1,425	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	483,118
1,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	300,544
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	620,480
1,820	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	122,886
395	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	53,266
785	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	98,863
630	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	74,321
750	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AGC), 5.375%, 6/15/27	831,555
1,000	Rhode Island Economic Development Corp., (Rhode Island Department of Transportation), Motor Fuel Tax Revenue, (AMBAC), 5.00%, 6/15/26	1,066,710

		$3,749,146

Insured-Transportation — 7.6%

$1,500	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$1,667,475
1,000	Rhode Island Economic Development Corp., (Rhode Island Airport Corp.), (AGC), (AMT), 5.25%, 7/1/38	1,021,300
1,000	Rhode Island Economic Development Corp., (T.F. Green Airport), (AGM), (AMT), 5.00%, 7/1/20	1,042,430

		$3,731,205

Insured-Water and Sewer — 4.0%

$1,500	Narragansett Bay Commission, (NPFG), 5.00%, 8/1/35	$1,565,220
350	Rhode Island Clean Water, Water Pollution Control, (NPFG), 5.40%, 10/1/15(2)	387,674

		$1,952,894

Nursing Home — 2.0%

$1,000	Rhode Island Health and Educational Building Corp., (Tockwotton Home), 6.25%, 8/15/22	$999,870

		$999,870

Other Revenue — 2.9%

$250	Central Falls Detention Facility Revenue, 7.25%, 7/15/35	220,180

See notes to financial statements

Eaton Vance Rhode Island Municipal Income Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Other Revenue (continued)

$1,000	Rhode Island Health and Educational Building Corp., (Public Schools), 5.00%, 5/15/29	$1,079,110
7,125	Tobacco Settlement Financing Corp., 0.00%, 6/1/52	113,715

		$1,413,005

Special Tax Revenue — 5.2%

$135	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$143,379
145	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	152,691
1,260	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)	1,320,971
450	Tiverton Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	452,579
100	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	100,576
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	368,297

		$2,538,493

Transportation — 3.2%

$1,000	Pennsylvania Turnpike Commission, 5.25%, 6/1/39	$1,056,670
500	Rhode Island Turnpike and Bridge Authority, 5.00%, 12/1/39	521,060

		$1,577,730

Water and Sewer — 2.3%

$1,000	Rhode Island Clean Water Financing Authority, Water Pollution Control, 5.00%, 10/1/30	$1,130,230

		$1,130,230

Total Tax-Exempt Investments — 100.6%
(identified cost $48,095,221)		$49,279,011

Other Assets, Less Liabilities — (0.6)%		$(278,375)

Net Assets — 100.0%		$49,000,636

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

RADIAN - Radian Group, Inc.

The Fund invests primarily in debt securities issued by Rhode Island municipalities. In addition, 15.6% of the Fund’s net assets at September 30, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2010, 61.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.6% to 17.5% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS
Statements of Assets and Liabilities

As of September 30, 2010	California Fund	Massachusetts Fund	New York Fund

Assets

Investments —
Identified cost	$217,021,482	$242,247,092	$392,031,800
Unrealized appreciation	12,575,922	17,197,122	25,163,496

Investments, at value	$229,597,404	$259,444,214	$417,195,296

Cash	$1,969,551	$82,252	$377,045
Interest receivable	2,548,965	3,657,631	5,790,971
Receivable for investments sold	156,075	49,463	75,246
Receivable for Fund shares sold	200,501	174,240	331,059
Receivable for variation margin on open financial futures contracts	—	6,250	—

Total assets	$234,472,496	$263,414,050	$423,769,617

Liabilities

Payable for floating rate notes issued	$28,365,000	$26,150,000	$44,990,000
Demand note payable	—	700,000	—
Payable for variation margin on open financial futures contracts	3,125	—	20,500
Payable for open swap contracts	7,786	135,316	193,076
Payable for Fund shares redeemed	568,349	226,696	509,618
Distributions payable	329,648	412,360	479,201
Payable to affiliates:
Investment adviser fee	78,754	77,475	124,648
Distribution and service fees	50,737	50,220	96,076
Interest expense and fees payable	58,469	58,579	124,772
Accrued expenses	152,248	158,954	205,045

Total liabilities	$29,614,116	$27,969,600	$46,742,936

Net Assets	$204,858,380	$235,444,450	$377,026,681

Sources of Net Assets

Paid-in capital	$212,114,829	$256,495,038	$386,849,054
Accumulated net realized loss	(20,227,808)	(38,558,331)	(35,417,871)
Accumulated undistributed net investment income	370,186	517,044	408,352
Net unrealized appreciation	12,601,173	16,990,699	25,187,146

Net Assets	$204,858,380	$235,444,450	$377,026,681

Class A Shares

Net Assets	$180,088,687	$196,938,644	$305,437,199
Shares Outstanding	18,002,241	22,194,511	31,213,504
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.00	$8.87	$9.79
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.50	$9.31	$10.28

Class B Shares

Net Assets	$3,375,349	$—	$11,328,252
Shares Outstanding	364,911	—	1,156,043
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.25	$—	$9.80

Class C Shares

Net Assets	$13,108,661	$22,718,093	$46,851,933
Shares Outstanding	1,417,058	2,558,918	4,785,190
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.25	$8.88	$9.79

Class I Shares

Net Assets	$8,285,683	$15,787,713	$13,409,297
Shares Outstanding	827,566	1,779,618	1,370,411
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.01	$8.87	$9.78

On sales of $25,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Assets and Liabilities

As of September 30, 2010	Ohio Fund	Rhode Island Fund

Assets

Investments —
Identified cost	$267,577,424	$48,095,221
Unrealized appreciation	16,425,000	1,183,790

Investments, at value	$284,002,424	$49,279,011

Cash	$89,071	$969,018
Interest receivable	3,945,813	692,538
Receivable for investments sold	924,630	—
Receivable for Fund shares sold	338,452	17,053
Receivable for variation margin on open financial futures contracts	2,594	875

Total assets	$289,302,984	$50,958,495

Liabilities

Payable for floating rate notes issued	$7,470,000	$1,695,000
Demand note payable	500,000	—
Payable for investments purchased	1,559,473	—
Payable for open swap contracts	6,423	27,389
Payable for Fund shares redeemed	891,847	65,353
Distributions payable	347,008	76,531
Payable to affiliates:
Investment adviser fee	96,358	9,817
Distribution and service fees	64,839	13,516
Interest expense and fees payable	19,187	3,412
Accrued expenses	152,146	66,841

Total liabilities	$11,107,281	$1,957,859

Net Assets	$278,195,703	$49,000,636

Sources of Net Assets

Paid-in capital	$288,367,572	$51,914,659
Accumulated net realized loss	(26,240,284)	(4,032,838)
Accumulated distributions in excess of net investment income	(89,284)	(27,933)
Net unrealized appreciation	16,157,699	1,146,748

Net Assets	$278,195,703	$49,000,636

Class A Shares

Net Assets	$247,553,741	$40,266,119
Shares Outstanding	27,077,975	4,441,475
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.14	$9.07
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.60	$9.52

Class B Shares

Net Assets	$—	$5,272,135
Shares Outstanding	—	568,318
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$—	$9.28

Class C Shares

Net Assets	$30,640,941	$3,461,363
Shares Outstanding	3,353,308	372,944
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.14	$9.28

Class I Shares

Net Assets	$1,021	$1,019
Shares Outstanding	112	112
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$9.14	$9.06

On sales of $25,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Operations

For the Year Ended September 30, 2010	California Fund	Massachusetts Fund	New York Fund

Investment Income

Interest	$11,900,672	$13,841,960	$20,872,132

Total investment income	$11,900,672	$13,841,960	$20,872,132

Expenses

Investment adviser fee	$970,416	$1,031,595	$1,601,637
Distribution and service fees
Class A	461,801	385,898	614,860
Class B	33,765	97,344	102,756
Class C	125,787	187,347	419,529
Trustees’ fees and expenses	7,528	8,692	13,199
Custodian fee	133,166	151,190	199,653
Transfer and dividend disbursing agent fees	81,458	97,705	176,749
Legal and accounting services	96,067	89,149	98,306
Printing and postage	15,585	19,237	30,116
Registration fees	1,629	17,774	9,130
Interest expense and fees	216,224	232,777	347,580
Miscellaneous	30,590	30,606	39,464

Total expenses	$2,174,016	$2,349,314	$3,652,979

Deduct —
Reduction of custodian fee	$860	$597	$2,416

Total expense reductions	$860	$597	$2,416

Net expenses	$2,173,156	$2,348,717	$3,650,563

Net investment income	$9,727,516	$11,493,243	$17,221,569

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$4,001,794	$(1,777,617)	$640,325
Financial futures contracts	(1,766,367)	(3,188,291)	(6,491,448)
Swap contracts	(1,910,280)	(980,494)	(1,399,022)

Net realized gain (loss)	$325,147	$(5,946,402)	$(7,250,145)

Change in unrealized appreciation (depreciation) —
Investments	$(807,047)	$5,495,154	$8,801,694
Financial futures contracts	375,591	595,040	1,054,160
Swap contracts	557,050	(48,476)	(69,168)

Net change in unrealized appreciation (depreciation)	$125,594	$6,041,718	$9,786,686

Net realized and unrealized gain	$450,741	$95,316	$2,536,541

Net increase in net assets from operations	$10,178,257	$11,588,559	$19,758,110

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Operations

For the Year Ended September 30, 2010	Ohio Fund	Rhode Island Fund

Investment Income

Interest	$14,269,910	$2,566,844

Total investment income	$14,269,910	$2,566,844

Expenses

Investment adviser fee	$1,162,331	$132,617
Distribution and service fees
Class A	511,768	78,700
Class B	—	63,128
Class C	280,776	36,970
Trustees’ fees and expenses	10,309	2,195
Custodian fee	163,346	40,963
Transfer and dividend disbursing agent fees	123,193	22,174
Legal and accounting services	72,530	44,848
Printing and postage	22,774	7,543
Registration fees	11,414	1,634
Interest expense and fees	58,912	11,069
Miscellaneous	19,647	18,154

Total expenses	$2,437,000	$459,995

Deduct —
Reduction of custodian fee	$1,776	$345

Total expense reductions	$1,776	$345

Net expenses	$2,435,224	$459,650

Net investment income	$11,834,686	$2,107,194

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$830,375	$(69,632)
Financial futures contracts	(3,379,515)	(135,990)
Swap contracts	(1,122,004)	(198,457)

Net realized loss	$(3,671,144)	$(404,079)

Change in unrealized appreciation (depreciation) —
Investments	$2,366,646	$710,903
Financial futures contracts	358,492	13,108
Swap contracts	419,336	(9,812)

Net change in unrealized appreciation (depreciation)	$3,144,474	$714,199

Net realized and unrealized gain (loss)	$(526,670)	$310,120

Net increase in net assets from operations	$11,308,016	$2,417,314

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended September 30, 2010
Increase (Decrease) in Net Assets	California Fund	Massachusetts Fund	New York Fund

From operations —
Net investment income	$9,727,516	$11,493,243	$17,221,569
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	325,147	(5,946,402)	(7,250,145)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	125,594	6,041,718	9,786,686

Net increase in net assets from operations	$10,178,257	$11,588,559	$19,758,110

Distributions to shareholders —
From net investment income
Class A	$(8,536,458)	$(9,238,054)	$(14,525,676)
Class B	(131,389)	(624,027)	(433,293)
Class C	(490,029)	(797,761)	(1,768,259)
Class I	(294,854)	(658,451)	(433,585)

Total distributions to shareholders	$(9,452,730)	$(11,318,293)	$(17,160,813)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,840,473	$9,777,157	$26,366,550
Class B	583,758	189,612	1,704,324
Class C	2,438,649	7,556,854	11,378,545
Class I	6,842,580	5,552,656	12,993,282
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,118,447	5,149,085	10,095,421
Class B	62,283	374,564	255,977
Class C	296,750	528,512	1,154,313
Class I	13,015	220,988	47,953
Cost of shares redeemed
Class A	(40,479,728)	(46,003,526)	(65,442,475)
Class B	(532,404)	(2,544,730)	(1,418,987)
Class C	(2,623,478)	(4,240,421)	(9,294,102)
Class I	(1,387,412)	(1,087,107)	(1,618,464)
Net asset value of shares exchanged
Class A	388,198	2,533,540	364,036
Class B	(388,198)	(2,533,540)	(364,036)
Net asset value of shares merged*
Class A	—	18,029,357	—
Class B	—	(18,029,357)	—
Contingent deferred sales charges
Class B	—	751	—

Net decrease in net assets from Fund share transactions	$(21,827,067)	$(24,525,605)	$(13,777,663)

Net decrease in net assets	$(21,101,540)	$(24,255,339)	$(11,180,366)

Net Assets

At beginning of year	$225,959,920	$259,699,789	$388,207,047

At end of year	$204,858,380	$235,444,450	$377,026,681

Accumulated undistributed net investment income included in net assets

At end of year	$370,186	$517,044	$408,352

*	At the close of business on June 11, 2010, Class B shares of Massachusetts Fund merged into Class A shares.

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended September 30, 2010
Increase (Decrease) in Net Assets	Ohio Fund	Rhode Island Fund

From operations —
Net investment income	$11,834,686	$2,107,194
Net realized loss from investment transactions, financial futures contracts and swap contracts	(3,671,144)	(404,079)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	3,144,474	714,199

Net increase in net assets from operations	$11,308,016	$2,417,314

Distributions to shareholders —
From net investment income
Class A	$(10,736,805)	$(1,707,094)
Class B	—	(239,466)
Class C	(1,024,875)	(140,768)
Class I	(7)	(7)

Total distributions to shareholders	$(11,761,687)	$(2,087,335)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$26,879,812	$6,121,902
Class B	—	137,906
Class C	5,351,080	698,904
Class I	1,000	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,607,816	1,090,465
Class B	—	156,563
Class C	656,668	91,310
Cost of shares redeemed
Class A	(52,556,716)	(8,443,817)
Class B	—	(1,060,395)
Class C	(4,746,440)	(1,503,399)
Net asset value of shares exchanged
Class A	—	2,115,170
Class B	—	(2,115,170)

Net decrease in net assets from Fund share transactions	$(17,806,780)	$(2,709,561)

Net decrease in net assets	$(18,260,451)	$(2,379,582)

Net Assets

At beginning of year	$296,456,154	$51,380,218

At end of year	$278,195,703	$49,000,636

Accumulated distributions in excess of net investment income included in net assets

At end of year	$(89,284)	$(27,933)

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended September 30, 2009
Increase (Decrease) in Net Assets	California Fund	Massachusetts Fund	New York Fund

From operations —
Net investment income	$11,096,723	$12,799,750	$17,714,350
Net realized loss from investment transactions, financial futures contracts and swap contracts	(13,934,687)	(17,895,498)	(18,366,092)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	28,952,444	37,779,050	49,951,959

Net increase in net assets from operations	$26,114,480	$32,683,302	$49,300,217

Distributions to shareholders —
From net investment income
Class A	$(10,057,352)	$(9,936,463)	$(15,586,232)
Class B	(133,776)	(1,074,651)	(447,350)
Class C	(507,375)	(705,259)	(1,531,437)
Class I	(87,469)	(599,315)	(49,988)

Total distributions to shareholders	$(10,785,972)	$(12,315,688)	$(17,615,007)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$18,936,502	$18,657,264	$35,300,886
Class B	592,830	1,495,542	1,763,508
Class C	2,358,362	3,940,208	13,163,145
Class I	2,116,015	71,704	1,234,715
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,664,655	5,231,503	10,043,620
Class B	72,499	582,007	267,450
Class C	304,657	488,087	978,288
Class I	14,023	207,335	15,468
Cost of shares redeemed
Class A	(63,849,941)	(48,405,896)	(59,265,227)
Class B	(563,856)	(4,647,403)	(2,007,188)
Class C	(6,186,213)	(4,741,428)	(7,423,296)
Class I	(65,893)	(3,190,269)	(113,788)
Net asset value of shares exchanged
Class A	99,036	3,756,526	428,134
Class B	(99,036)	(3,756,526)	(428,134)

Net decrease in net assets from Fund share transactions	$(40,606,360)	$(30,311,346)	$(6,042,419)

Net increase (decrease) in net assets	$(25,277,852)	$(9,943,732)	$25,642,791

Net Assets

At beginning of year	$251,237,772	$269,643,521	$362,564,256

At end of year	$225,959,920	$259,699,789	$388,207,047

Accumulated undistributed net investment income included in net assets

At end of year	$236,010	$552,359	$442,592

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended September 30, 2009
Increase (Decrease) in Net Assets	Ohio Fund	Rhode Island Fund

From operations —
Net investment income	$12,765,042	$2,140,371
Net realized loss from investment transactions, financial futures contracts and swap contracts	(9,556,789)	(2,300,303)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	40,979,027	5,610,787

Net increase in net assets from operations	$44,187,280	$5,450,855

Distributions to shareholders —
From net investment income
Class A	$(11,471,357)	$(1,665,730)
Class B	(188,122)	(346,104)
Class C	(1,052,673)	(140,964)

Total distributions to shareholders	$(12,712,152)	$(2,152,798)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$24,163,955	$4,261,732
Class B	46,908	348,005
Class C	5,040,054	1,275,653
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,063,328	928,438
Class B	93,398	223,750
Class C	653,955	99,599
Cost of shares redeemed
Class A	(65,826,688)	(7,395,345)
Class B	(819,720)	(1,443,736)
Class C	(9,549,727)	(940,064)
Net asset value of shares exchanged
Class A	234,527	1,694,940
Class B	(234,527)	(1,694,940)
Net asset value of shares merged*
Class A	19,344,200	—
Class B	(19,344,200)	—
Contingent deferred sales charges
Class B	19,600	—

Net decrease in net assets from Fund share transactions	$(39,114,937)	$(2,641,968)

Net increase (decrease) in net assets	$(7,639,809)	$656,089

Net Assets

At beginning of year	$304,095,963	$50,724,129

At end of year	$296,456,154	$51,380,218

Accumulated distributions in excess of net investment income included in net assets

At end of year	$(119,163)	$(36,016)

*	At the close of business on December 5, 2008, Class B shares of Ohio Fund merged into Class A shares.

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Statement of Cash Flows

For the Year Ended September 30, 2010
Cash Flows From Operating Activities	California Fund

Net increase in net assets from operations	$10,178,257
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(38,368,332)
Investments sold	61,722,943
Net accretion/amortization of premium (discount)	(1,565,846)
Decrease in interest receivable	405,794
Increase in receivable for investments sold	(105,056)
Decrease in receivable for variation margin on open financial futures contracts	43,250
Decrease in payable for investments purchased	(1,003,526)
Increase in payable for variation margin on open financial futures contracts	3,125
Decrease in payable for open swap contracts	(557,050)
Increase in payable to affiliate for investment adviser fee	1,420
Decrease in payable to affiliate for distribution and service fees	(4,284)
Decrease in interest expense and fees payable	(7,823)
Increase in accrued expenses	25,573
Net change in unrealized (appreciation) depreciation from investments	807,047
Net realized gain from investments	(4,001,794)

Net cash provided by operating activities	$27,573,698

Cash Flows From Financing Activities

Proceeds from Fund shares sold	$17,883,952
Fund shares redeemed	(44,805,667)
Distributions paid, net of reinvestments	(3,972,618)
Proceeds from secured borrowings	5,595,000
Decrease in demand note payable	(400,000)

Net cash used in financing activities	$(25,699,333)

Net increase in cash	$1,874,365

Cash at beginning of year	$95,186

Cash at end of year	$1,969,551

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$5,490,495
Cash paid for interest and fees	224,047

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	California Fund — Class A

	Year Ended September 30,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$9.940	$9.170	$10.620	$11.080		$10.900

Income (Loss) From Operations

Net investment income(1)	$0.461	$0.454	$0.456	$0.458		$0.486
Net realized and unrealized gain (loss)	0.046	0.757	(1.411)	(0.280)		0.181

Total income (loss) from operations	$0.507	$1.211	$(0.955)	$0.178		$0.667

Less Distributions

From net investment income	$(0.447)	$(0.441)	$(0.450)	$(0.462)		$(0.487)
From net realized gain	—	—	(0.045)	(0.176)		—

Total distributions	$(0.447)	$(0.441)	$(0.495)	$(0.638)		$(0.487)

Net asset value — End of year	$10.000	$9.940	$9.170	$10.620		$11.080

Total Return(2)	5.36%	13.91%	(9.32)%	1.61%		6.28%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$180,089	$206,762	$232,090	$261,254		$233,618
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.90%	0.91%	0.86%	0.84	%(3)	0.86%
Interest and fee expense(4)	0.10%	0.18%	0.30%	0.33%		0.37%
Total expenses before custodian fee reduction	1.00%	1.09%	1.16%	1.17	%(3)	1.23%
Expenses after custodian fee reduction excluding interest and fees	0.90%	0.91%	0.84%	0.82	%(3)	0.85%
Net investment income	4.76%	5.14%	4.47%	4.22%		4.45%
Portfolio Turnover	17%	21%	22%	41%		30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	California Fund — Class B

	Year Ended September 30,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$9.190	$8.480	$9.810	$10.260		$10.090

Income (Loss) From Operations

Net investment income(1)	$0.358	$0.359	$0.351	$0.350		$0.374
Net realized and unrealized gain (loss)	0.051	0.696	(1.295)	(0.273)		0.171

Total income (loss) from operations	$0.409	$1.055	$(0.944)	$0.077		$0.545

Less Distributions

From net investment income	$(0.349)	$(0.345)	$(0.341)	$(0.351)		$(0.375)
From net realized gain	—	—	(0.045)	(0.176)		—

Total distributions	$(0.349)	$(0.345)	$(0.386)	$(0.527)		$(0.375)

Net asset value — End of year	$9.250	$9.190	$8.480	$9.810		$10.260

Total Return(2)	4.65%	13.01%	(9.91)%	0.73%		5.52%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$3,375	$3,642	$3,371	$3,545		$4,090
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.65%	1.66%	1.61%	1.59	%(3)	1.61%
Interest and fee expense(4)	0.10%	0.18%	0.30%	0.33%		0.37%
Total expenses before custodian fee reduction	1.75%	1.84%	1.91%	1.92	%(3)	1.98%
Expenses after custodian fee reduction excluding interest and fees	1.65%	1.66%	1.59%	1.57	%(3)	1.60%
Net investment income	4.00%	4.39%	3.72%	3.48%		3.70%
Portfolio Turnover	17%	21%	22%	41%		30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	California Fund — Class C

	Year Ended September 30,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$9.190	$8.480	$9.810	$10.250		$10.090

Income (Loss) From Operations

Net investment income(1)	$0.359	$0.359	$0.351	$0.348		$0.366
Net realized and unrealized gain (loss)	0.050	0.696	(1.295)	(0.261)		0.169

Total income (loss) from operations	$0.409	$1.055	$(0.944)	$0.087		$0.535

Less Distributions

From net investment income	$(0.349)	$(0.345)	$(0.341)	$(0.351)		$(0.375)
From net realized gain	—	—	(0.045)	(0.176)		—

Total distributions	$(0.349)	$(0.345)	$(0.386)	$(0.527)		$(0.375)

Net asset value — End of year	$9.250	$9.190	$8.480	$9.810		$10.250

Total Return(2)	4.65%	13.01%	(9.91)%	0.83%		5.42%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$13,109	$12,903	$15,667	$11,465		$4,933
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.65%	1.66%	1.61%	1.59	%(3)	1.61%
Interest and fee expense(4)	0.10%	0.18%	0.30%	0.33%		0.37%
Total expenses before custodian fee reduction	1.75%	1.84%	1.91%	1.92	%(3)	1.98%
Expenses after custodian fee reduction excluding interest and fees	1.65%	1.66%	1.59%	1.57	%(3)	1.60%
Net investment income	4.00%	4.40%	3.73%	3.49%		3.62%
Portfolio Turnover	17%	21%	22%	41%		30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	California Fund — Class I

	Year Ended September 30,
			Period Ended
	2010	2009	September 30, 2008(1)

Net asset value — Beginning of period	$9.950	$9.170	$9.530

Income (Loss) From Operations

Net investment income(2)	$0.486	$0.481	$0.277
Net realized and unrealized gain (loss)	0.045	0.763	(0.362)

Total income (loss) from operations	$0.531	$1.244	$(0.085)

Less Distributions

From net investment income	$(0.471)	$(0.464)	$(0.275)

Total distributions	$(0.471)	$(0.464)	$(0.275)

Net asset value — End of period	$10.010	$9.950	$9.170

Total Return(3)	5.61%	14.31%	(1.08	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,286	$2,653	$110
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.65%	0.66%	0.63	%(5)
Interest and fee expense(6)	0.10%	0.18%	0.30	%(5)
Total expenses before custodian fee reduction	0.75%	0.84%	0.93	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.65%	0.66%	0.60	%(5)
Net investment income	5.01%	5.35%	4.79	%(5)
Portfolio Turnover	17%	21%	22	%(7)

(1)	For the period from the start of business, March 3, 2008, to September 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended September 30, 2008.

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Massachusetts Fund — Class A

	Year Ended September 30,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$8.840	$8.050	$9.490	$9.850		$9.670

Income (Loss) From Operations

Net investment income(1)	$0.420	$0.434	$0.428	$0.415		$0.432
Net realized and unrealized gain (loss)	0.022	0.774	(1.459)	(0.356)		0.180

Total income (loss) from operations	$0.442	$1.208	$(1.031)	$0.059		$0.612

Less Distributions

From net investment income	$(0.412)	$(0.418)	$(0.409)	$(0.419)		$(0.432)

Total distributions	$(0.412)	$(0.418)	$(0.409)	$(0.419)		$(0.432)

Net asset value — End of year	$8.870	$8.840	$8.050	$9.490		$9.850

Total Return(2)	5.26%	15.84%	(11.19)%	0.57%		6.51%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$196,939	$206,922	$211,228	$254,366		$197,580
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.81%	0.83%	0.78%	0.77	%(3)	0.79%
Interest and fee expense(4)	0.10%	0.21%	0.25%	0.47%		0.42%
Total expenses before custodian fee reduction	0.91%	1.04%	1.03%	1.24	%(3)	1.21%
Expenses after custodian fee reduction excluding interest and fees	0.81%	0.83%	0.77%	0.76	%(3)	0.77%
Net investment income	4.87%	5.59%	4.73%	4.26%		4.48%
Portfolio Turnover	12%	21%	31%	65%		28%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Massachusetts Fund — Class C

	Year Ended September 30,
						Period Ended
	2010	2009	2008	2007		September 30, 2006(1)

Net asset value — Beginning of period	$8.850	$8.050	$9.500	$9.850		$9.610

Income (Loss) From Operations

Net investment income(2)	$0.354	$0.376	$0.361	$0.342		$0.136
Net realized and unrealized gain (loss)	0.026	0.783	(1.473)	(0.346)		0.254

Total income (loss) from operations	$0.380	$1.159	$(1.112)	$(0.004)		$0.390

Less Distributions

From net investment income	$(0.350)	$(0.359)	$(0.338)	$(0.346)		$(0.150)

Total distributions	$(0.350)	$(0.359)	$(0.338)	$(0.346)		$(0.150)

Net asset value — End of period	$8.880	$8.850	$8.050	$9.500		$9.850

Total Return(3)	4.50%	15.10%	(11.99)%	(0.07)%		4.10	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,718	$18,702	$17,704	$17,583		$2,825
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.55%	1.58%	1.54%	1.51	%(5)	1.54	%(6)
Interest and fee expense(7)	0.10%	0.21%	0.25%	0.47%		0.42	%(6)
Total expenses before custodian fee reduction	1.65%	1.79%	1.79%	1.98	%(5)	1.96	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.55%	1.58%	1.52%	1.50	%(5)	1.52	%(6)
Net investment income	4.10%	4.83%	3.99%	3.53%		3.40	%(6)
Portfolio Turnover	12%	21%	31%	65%		28	%(8)

(1)	For the period from the start of business, May 2, 2006, to September 30, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended September 30, 2006.

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Massachusetts Fund — Class I

	Year Ended September 30,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$8.840	$8.050	$9.490	$9.850		$9.670

Income (Loss) From Operations

Net investment income(1)	$0.436	$0.450	$0.446	$0.435		$0.453
Net realized and unrealized gain (loss)	0.023	0.774	(1.458)	(0.356)		0.178

Total income (loss) from operations	$0.459	$1.224	$(1.012)	$0.079		$0.631

Less Distributions

From net investment income	$(0.429)	$(0.434)	$(0.428)	$(0.439)		$(0.451)

Total distributions	$(0.429)	$(0.434)	$(0.428)	$(0.439)		$(0.451)

Net asset value — End of year	$8.870	$8.840	$8.050	$9.490		$9.850

Total Return(2)	5.46%	16.08%	(11.00)%	0.77%		6.72%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$15,788	$10,926	$13,042	$16,730		$13,227
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.60%	0.63%	0.58%	0.57	%(3)	0.59%
Interest and fee expense(4)	0.10%	0.21%	0.25%	0.47%		0.42%
Total expenses before custodian fee reduction	0.70%	0.84%	0.83%	1.04	%(3)	1.01%
Expenses after custodian fee reduction excluding interest and fees	0.60%	0.63%	0.57%	0.56	%(3)	0.57%
Net investment income	5.06%	5.80%	4.93%	4.47%		4.69%
Portfolio Turnover	12%	21%	31%	65%		28%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New York Fund — Class A

	Year Ended September 30,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$9.710	$8.850	$10.400	$10.750		$10.700

Income (Loss) From Operations

Net investment income(1)	$0.453	$0.459	$0.471	$0.466		$0.476
Net realized and unrealized gain (loss)	0.077	0.857	(1.563)	(0.305)		0.170

Total income (loss) from operations	$0.530	$1.316	$(1.092)	$0.161		$0.646

Less Distributions

From net investment income	$(0.450)	$(0.456)	$(0.458)	$(0.458)		$(0.473)
From net realized gain	—	—	—	(0.053)		(0.123)

Total distributions	$(0.450)	$(0.456)	$(0.458)	$(0.511)		$(0.596)

Net asset value — End of year	$9.790	$9.710	$8.850	$10.400		$10.750

Total Return(2)	5.70%	15.77%	(10.86)%	1.50%		6.29%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$305,437	$332,257	$319,101	$400,671		$393,479
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.79%	0.83%	0.78%	0.77	%(3)	0.79%
Interest and fee expense(4)	0.09%	0.19%	0.38%	0.48%		0.48%
Total expenses before custodian fee reduction	0.88%	1.02%	1.16%	1.25	%(3)	1.27%
Expenses after custodian fee reduction excluding interest and fees	0.79%	0.83%	0.77%	0.75	%(3)	0.78%
Net investment income	4.75%	5.42%	4.71%	4.39%		4.50%
Portfolio Turnover	14%	44%	45%	35%		34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New York Fund — Class B

	Year Ended September 30,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$9.730	$8.870	$10.420	$10.760		$10.700

Income (Loss) From Operations

Net investment income(1)	$0.381	$0.396	$0.397	$0.386		$0.396
Net realized and unrealized gain (loss)	0.072	0.856	(1.566)	(0.295)		0.181

Total income (loss) from operations	$0.453	$1.252	$(1.169)	$0.091		$0.577

Less Distributions

From net investment income	$(0.383)	$(0.392)	$(0.381)	$(0.378)		$(0.394)
From net realized gain	—	—	—	(0.053)		(0.123)

Total distributions	$(0.383)	$(0.392)	$(0.381)	$(0.431)		$(0.517)

Net asset value — End of year	$9.800	$9.730	$8.870	$10.420		$10.760

Total Return(2)	4.84%	14.87%	(11.53)%	0.83%		5.59%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$11,328	$11,064	$10,552	$11,439		$9,488
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.54%	1.58%	1.53%	1.51	%(3)	1.54%
Interest and fee expense(4)	0.09%	0.19%	0.38%	0.48%		0.48%
Total expenses before custodian fee reduction	1.63%	1.77%	1.91%	1.99	%(3)	2.02%
Expenses after custodian fee reduction excluding interest and fees	1.54%	1.58%	1.52%	1.50	%(3)	1.53%
Net investment income	3.99%	4.68%	3.96%	3.63%		3.74%
Portfolio Turnover	14%	44%	45%	35%		34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New York Fund — Class C

	Year Ended September 30,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$9.720	$8.860	$10.400	$10.750		$10.700

Income (Loss) From Operations

Net investment income(1)	$0.381	$0.395	$0.396	$0.383		$0.391
Net realized and unrealized gain (loss)	0.072	0.857	(1.556)	(0.302)		0.176

Total income (loss) from operations	$0.453	$1.252	$(1.160)	$0.081		$0.567

Less Distributions

From net investment income	$(0.383)	$(0.392)	$(0.380)	$(0.378)		$(0.394)
From net realized gain	—	—	—	(0.053)		(0.123)

Total distributions	$(0.383)	$(0.392)	$(0.380)	$(0.431)		$(0.517)

Net asset value — End of year	$9.790	$9.720	$8.860	$10.400		$10.750

Total Return(2)	4.84%	14.88%	(11.46)%	0.73%		5.50%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$46,852	$43,214	$32,684	$31,131		$13,889
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.54%	1.58%	1.53%	1.51	%(3)	1.54%
Interest and fee expense(4)	0.09%	0.19%	0.38%	0.48%		0.48%
Total expenses before custodian fee reduction	1.63%	1.77%	1.91%	1.99	%(3)	2.02%
Expenses after custodian fee reduction excluding interest and fees	1.54%	1.58%	1.52%	1.50	%(3)	1.53%
Net investment income	3.99%	4.65%	3.97%	3.62%		3.70%
Portfolio Turnover	14%	44%	45%	35%		34%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New York Fund — Class I

	Year Ended September 30,
			Period Ended
	2010	2009	September 30, 2008(1)

Net asset value — Beginning of period	$9.710	$8.850	$9.340

Income (Loss) From Operations

Net investment income(2)	$0.473	$0.481	$0.290
Net realized and unrealized gain (loss)	0.065	0.852	(0.504)

Total income (loss) from operations	$0.538	$1.333	$(0.214)

Less Distributions

From net investment income	$(0.468)	$(0.473)	$(0.276)

Total distributions	$(0.468)	$(0.473)	$(0.276)

Net asset value — End of period	$9.780	$9.710	$8.850

Total Return(3)	5.78%	16.00%	(2.51	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,409	$1,672	$227
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.59%	0.63%	0.61	%(5)
Interest and fee expense(6)	0.09%	0.19%	0.38	%(5)
Total expenses before custodian fee reduction	0.68%	0.82%	0.99	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.59%	0.63%	0.58	%(5)
Net investment income	4.95%	5.61%	5.09	%(5)
Portfolio Turnover	14%	44%	45	%(7)

(1)	For the period from the start of business, March 3, 2008, to September 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended September 30, 2008.

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Ohio Fund — Class A

	Year Ended September 30,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$9.150	$8.140	$9.240	$9.450		$9.320

Income (Loss) From Operations

Net investment income(1)	$0.378	$0.381	$0.384	$0.382		$0.420
Net realized and unrealized gain (loss)	(0.013)	1.008	(1.108)	(0.197)		0.137

Total income (loss) from operations	$0.365	$1.389	$(0.724)	$0.185		$0.557

Less Distributions

From net investment income	$(0.375)	$(0.379)	$(0.376)	$(0.395)		$(0.427)

Total distributions	$(0.375)	$(0.379)	$(0.376)	$(0.395)		$(0.427)

Net asset value — End of year	$9.140	$9.150	$8.140	$9.240		$9.450

Total Return(2)	4.17%	17.71%	(8.09)%	1.98%		6.15%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$247,554	$267,068	$251,447	$274,850		$182,719
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.76%	0.80%	0.77%	0.77	%(3)	0.78%
Interest and fee expense(4)	0.02%	0.08%	0.20%	0.31%		0.47%
Total expenses before custodian fee reduction	0.78%	0.88%	0.97%	1.08	%(3)	1.25%
Expenses after custodian fee reduction excluding interest and fees	0.76%	0.80%	0.75%	0.74	%(3)	0.75%
Net investment income	4.23%	4.66%	4.28%	4.09%		4.53%
Portfolio Turnover	6%	10%	30%	39%		24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Ohio Fund — Class C

	Year Ended September 30,
						Period Ended
	2010	2009	2008	2007		September 30, 2006(1)

Net asset value — Beginning of period	$9.150	$8.130	$9.240	$9.440		$9.300

Income (Loss) From Operations

Net investment income(2)	$0.311	$0.320	$0.316	$0.310		$0.211
Net realized and unrealized gain (loss)	(0.011)	1.017	(1.118)	(0.186)		0.160

Total income (loss) from operations	$0.300	$1.337	$(0.802)	$0.124		$0.371

Less Distributions

From net investment income	$(0.310)	$(0.317)	$(0.308)	$(0.324)		$(0.231)

Total distributions	$(0.310)	$(0.317)	$(0.308)	$(0.324)		$(0.231)

Net asset value — End of period	$9.140	$9.150	$8.130	$9.240		$9.440

Total Return(3)	3.42%	16.98%	(8.91)%	1.32%		4.06	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$30,641	$29,388	$30,157	$30,804		$8,294
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51%	1.55%	1.52%	1.52	%(5)	1.53	%(6)
Interest and fee expense(7)	0.02%	0.08%	0.20%	0.31%		0.47	%(6)
Total expenses before custodian fee reduction	1.53%	1.63%	1.72%	1.83	%(5)	2.00	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.51%	1.55%	1.50%	1.49	%(5)	1.50	%(6)
Net investment income	3.47%	3.92%	3.53%	3.33%		3.45	%(6)
Portfolio Turnover	6%	10%	30%	39%		24	%(8)

(1)	For the period from the start of business, February 3, 2006, to September 30, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended September 30, 2006.

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Ohio Fund — Class I
	Period Ended
	September 30, 2010(1)

Net asset value — Beginning of period	$8.960

Income (Loss) From Operations

Net investment income(2)	$0.061
Net realized and unrealized gain	0.180

Total income from operations	$0.241

Less Distributions

From net investment income	$(0.061)

Total distributions	$(0.061)

Net asset value — End of period	$9.140

Total Return(3)	2.81	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.57	%(5)
Interest and fee expense(6)	0.02	%(5)
Total expenses(7)	0.59	%(5)
Net investment income	4.19	%(5)
Portfolio Turnover	6	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to September 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	For the year ended September 30, 2010.

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Rhode Island Fund — Class A

	Year Ended September 30,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$9.000	$8.380	$9.640	$9.860		$9.760

Income (Loss) From Operations

Net investment income(1)	$0.389	$0.392	$0.411	$0.411		$0.423
Net realized and unrealized gain (loss)	0.066	0.622	(1.265)	(0.225)		0.106

Total income (loss) from operations	$0.455	$1.014	$(0.854)	$0.186		$0.529

Less Distributions

From net investment income	$(0.385)	$(0.394)	$(0.406)	$(0.406)		$(0.429)

Total distributions	$(0.385)	$(0.394)	$(0.406)	$(0.406)		$(0.429)

Net asset value — End of year	$9.070	$9.000	$8.380	$9.640		$9.860

Total Return(2)	5.24%	12.70%	(9.14)%	1.91%		5.56%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$40,266	$39,064	$37,003	$46,764		$39,291
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74%	0.79%	0.79%	0.74	%(3)	0.75%
Interest and fee expense(4)	0.02%	0.08%	0.17%	0.40%		0.35%
Total expenses before custodian fee reduction	0.76%	0.87%	0.96%	1.14	%(3)	1.10%
Expenses after custodian fee reduction excluding interest and fees	0.74%	0.79%	0.77%	0.69	%(3)	0.72%
Net investment income	4.38%	4.80%	4.43%	4.20%		4.34%
Portfolio Turnover	10%	27%	8%	14%		19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Rhode Island Fund — Class B

	Year Ended September 30,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$9.210	$8.570	$9.860	$10.080		$9.980

Income (Loss) From Operations

Net investment income(1)	$0.330	$0.339	$0.349	$0.345		$0.361
Net realized and unrealized gain (loss)	0.068	0.640	(1.298)	(0.224)		0.103

Total income (loss) from operations	$0.398	$0.979	$(0.949)	$0.121		$0.464

Less Distributions

From net investment income	$(0.328)	$(0.339)	$(0.341)	$(0.341)		$(0.364)

Total distributions	$(0.328)	$(0.339)	$(0.341)	$(0.341)		$(0.364)

Net asset value — End of year	$9.280	$9.210	$8.570	$9.860		$10.080

Total Return(2)	4.46%	11.92%	(9.87)%	1.20%		4.76%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$5,272	$8,157	$10,286	$13,989		$18,564
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50%	1.54%	1.54%	1.49	%(3)	1.50%
Interest and fee expense(4)	0.02%	0.08%	0.17%	0.40%		0.35%
Total expenses before custodian fee reduction	1.52%	1.62%	1.71%	1.89	%(3)	1.85%
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.54%	1.52%	1.44	%(3)	1.47%
Net investment income	3.64%	4.08%	3.68%	3.45%		3.62%
Portfolio Turnover	10%	27%	8%	14%		19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Rhode Island Fund — Class C

	Year Ended September 30,
						Period Ended
	2010	2009	2008	2007		September 30, 2006(1)

Net asset value — Beginning of year	$9.220	$8.580	$9.870	$10.090		$10.040

Income (Loss) From Operations

Net investment income(2)	$0.331	$0.339	$0.347	$0.344		$0.173
Net realized and unrealized gain (loss)	0.057	0.640	(1.296)	(0.223)		0.065

Total income (loss) from operations	$0.388	$0.979	$(0.949)	$0.121		$0.238

Less Distributions

From net investment income	$(0.328)	$(0.339)	$(0.341)	$(0.341)		$(0.188)

Total distributions	$(0.328)	$(0.339)	$(0.341)	$(0.341)		$(0.188)

Net asset value — End of year	$9.280	$9.220	$8.580	$9.870		$10.090

Total Return(3)	4.35%	11.91%	(9.85)%	1.20%		2.40	%(4)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$3,461	$4,159	$3,435	$3,281		$428
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50%	1.54%	1.54%	1.48	%(5)	1.50	%(6)
Interest and fee expense(7)	0.02%	0.08%	0.17%	0.40%		0.35	%(6)
Total expenses before custodian fee reduction	1.52%	1.62%	1.71%	1.88	%(5)	1.85	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.54%	1.52%	1.44	%(5)	1.47	%(6)
Net investment income	3.64%	4.07%	3.66%	3.45%		3.23	%(6)
Portfolio Turnover	10%	27%	8%	14%		19	%(8)

(1)	For the period from the start of business, March 20, 2006, to September 30, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended September 30, 2006.

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Rhode Island Fund — Class I
	Period Ended
	September 30, 2010(1)

Net asset value — Beginning of period	$8.900

Income (Loss) From Operations

Net investment income(2)	$0.067
Net realized and unrealized gain	0.159

Total income from operations	$0.226

Less Distributions

From net investment income	$(0.066)

Total distributions	$(0.066)

Net asset value — End of period	$9.060

Total Return(3)	2.54	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.55	%(5)
Interest and fee expense(6)	0.02	%(5)
Total expenses(7)	0.57	%(5)
Net investment income	4.55	%(5)
Portfolio Turnover	10	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to September 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	For the year ended September 30, 2010.

See notes to financial statements

Eaton Vance Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-five funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Income Fund (formerly, Eaton Vance California Municipals Fund) (California Fund), Eaton Vance Massachusetts Municipal Income Fund (formerly, Eaton Vance Massachusetts Municipals Fund) (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (formerly, Eaton Vance New York Municipals Fund) (New York Fund), Eaton Vance Ohio Municipal Income Fund (formerly, Eaton Vance Ohio Municipals Fund) (Ohio Fund) and Eaton Vance Rhode Island Municipal Income Fund (formerly, Eaton Vance Rhode Island Municipals Fund) (Rhode Island Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer four classes of shares except for the Massachusetts Fund and Ohio Fund, which offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. The Massachusetts Fund previously offered Class B shares. Such offering was discontinued during the year ended September 30, 2010. At the close of business on June 11, 2010, the Massachusetts Fund’s Class B shares were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its

Eaton Vance Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At September 30, 2010, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date

California	$658,740	September 30, 2016
	7,884,903	September 30, 2017
	12,351,723	September 30, 2018

Massachusetts	$1,430,573	September 30, 2011
	355,911	September 30, 2012
	1,751,809	September 30, 2013
	440,164	September 30, 2015
	91,224	September 30, 2016
	9,824,104	September 30, 2017
	20,239,992	September 30, 2018

New York	$108,787	September 30, 2015
	2,215,774	September 30, 2016
	2,053,235	September 30, 2017
	22,999,420	September 30, 2018

Ohio	$5,839,721	September 30, 2011
	1,709,089	September 30, 2013
	240,163	September 30, 2016
	5,075,023	September 30, 2017
	10,217,857	September 30, 2018

Rhode Island	$384,825	September 30, 2013
	71,778	September 30, 2016
	1,132,394	September 30, 2017
	2,179,505	September 30, 2018

Additionally, at September 30, 2010, Massachusetts Fund, New York Fund, Ohio Fund and Rhode Island Fund had net capital losses of $5,097,546, $6,543,818, $3,441,799 and $406,015, respectively, attributable to security transactions incurred after October 31, 2009. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending September 30, 2011.

As of September 30, 2010, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended September 30, 2010 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from

Eaton Vance Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, also referred to as residual interest bonds, whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2010, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

			Collateral
	Floating	Interest Rate	for Floating
	Rate	or Range of	Rate
	Notes	Interest	Notes
Fund	Outstanding	Rates (%)	Outstanding

California	$28,365,000	0.25 – 0.29	$43,510,428
Massachusetts	26,150,000	0.27 – 0.32	40,602,520
New York	44,990,000	0.27 – 0.29	71,047,255
Ohio	7,470,000	0.32 – 0.37	13,668,619
Rhode Island	1,695,000	0.25 – 0.32	2,988,446

For the year ended September 30, 2010, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	Average
	Floating
	Rate	Average
	Notes	Interest
Fund	Outstanding	Rate

California	$24,345,658	0.89%
Massachusetts	26,226,808	0.89
New York	41,213,616	0.84
Ohio	7,470,000	0.79
Rhode Island	933,822	1.19

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2010.

The Funds may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Funds’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than

Eaton Vance Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds’ investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Interest Rate Swaps — The Funds may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2   Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2010 and September 30, 2009 was as follows:

	California	Massachusetts	New York	Ohio	Rhode Island
Year Ended September 30, 2010	Fund	Fund	Fund	Fund	Fund

Distributions declared from:
Tax-exempt income	$9,435,096	$11,290,262	$17,137,820	$11,724,699	$2,087,335
Ordinary income	$17,634	$28,031	$22,993	$36,988	$—

Eaton Vance Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

	California	Massachusetts	New York	Ohio	Rhode Island
Year Ended September 30, 2009	Fund	Fund	Fund	Fund	Fund

Distributions declared from:
Tax-exempt income	$10,602,339	$12,234,995	$17,429,838	$12,703,434	$2,129,561
Ordinary income	$183,633	$80,693	$185,169	$8,718	$23,237

During the year ended September 30, 2010, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount.

	California	Massachusetts	New York	Ohio	Rhode Island
	Fund	Fund	Fund	Fund	Fund

Increase (decrease):
Paid-in capital	$—	$(856,779)	$—	$—	$—
Accumulated net realized gain	$140,610	$1,067,044	$94,996	$43,120	$11,776
Accumulated undistributed (distributions in excess of) net investment income	$(140,610)	$(210,265)	$(94,996)	$(43,120)	$(11,776)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of September 30, 2010, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	California	Massachusetts	New York	Ohio	Rhode Island
	Fund	Fund	Fund	Fund	Fund

Undistributed tax-exempt income	$699,834	$929,404	$887,553	$257,724	$48,596
Capital loss carryforward and post October losses	$(20,895,366)	$(39,231,323)	$(33,921,034)	$(26,523,652)	$(4,174,517)
Net unrealized appreciation	$13,268,731	$17,663,691	$23,690,309	$16,441,067	$1,288,427
Other temporary differences	$(329,648)	$(412,360)	$(479,201)	$(347,008)	$(76,531)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, futures contracts, inverse floaters, the timing of recognizing distributions to shareholders and accretion of market discount.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table (except for California Fund) and is payable monthly.

	Annual	Daily
Daily Net Assets	Asset Rate	Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced. For California Fund, the annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the year ended September 30, 2010, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Investment	Effective
Fund	Adviser Fee	Annual Rate

California	$970,416	0.47%
Massachusetts	1,031,595	0.43
New York	1,601,637	0.43
Ohio	1,162,331	0.41
Rhode Island	132,617	0.27

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees

Eaton Vance Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the year ended September 30, 2010 were as follows:

	EVM’s Sub–
	Transfer Agent	EVD’s Class A
Fund	Fees	Sales Charges

California	$4,022	$27,273
Massachusetts	4,805	38,983
New York	7,827	76,438
Ohio	6,155	106,379
Rhode Island	1,175	8,303

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4   Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2010 for Class A shares amounted to the following:

Class A
Distribution and
Fund	Service Fees

California	$461,801
Massachusetts	385,898
New York	614,860
Ohio	511,768
Rhode Island	78,700

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. Such payments were discontinued during the year ended September 30, 2010 with respect to Class B of Massachusetts Fund. For the year ended September 30, 2010, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (0.50% (annualized) for Class B of Massachusetts Fund) of the average daily net assets of each Fund’s Class B and Class C shares:

	Class B	Class C
	Distribution	Distribution
Fund	Fees	Fees

California	$25,324	$94,340
Massachusetts	69,191	147,906
New York	81,124	331,207
Ohio	—	221,665
Rhode Island	49,837	29,187

At September 30, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

Fund	Class B	Class C

California	$25,000	$1,084,000
Massachusetts	—	2,083,000
New York	262,000	3,374,000
Ohio	—	2,914,000
Rhode Island	994,000	390,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% (0.25% for California Fund) per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no

Eaton Vance Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended September 30, 2010 amounted to the following:

	Class B	Class C
Fund	Service Fees	Service Fees

California	$8,441	$31,447
Massachusetts	28,153	39,441
New York	21,632	88,322
Ohio	—	59,111
Rhode Island	13,291	7,783

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the year ended September 30, 2010, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

Fund	Class A	Class B		Class C

California	$—	$4,000		$1,000
Massachusetts	12,000	8,000	*	5,000
New York	29,000	15,000		8,000
Ohio	21,000	—		300
Rhode Island	9,000	10,000		40

*	Includes $751 that was paid directly to the Massachusetts Fund for days when no Uncovered Distribution Charges existed.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2010 were as follows:

Fund	Purchases	Sales

California	$38,368,332	$61,722,943
Massachusetts	33,003,253	62,928,080
New York	57,018,923	72,984,259
Ohio	18,402,245	32,386,979
Rhode Island	4,853,092	7,544,963

7   Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Fund

	Year Ended September 30,
Class A	2010	2009

Sales	810,155	2,169,408
Issued to shareholders electing to receive payments of distributions in Fund shares	529,284	639,509
Redemptions	(4,184,555)	(7,328,538)
Exchange from Class B shares	40,833	12,028

Net decrease	(2,804,283)	(4,507,593)

	Year Ended September 30,
Class B	2010	2009

Sales	65,057	73,370
Issued to shareholders electing to receive payments of distributions in Fund shares	6,970	8,820
Redemptions	(59,359)	(70,636)
Exchange to Class A shares	(44,074)	(12,981)

Net decrease	(31,406)	(1,427)

	Year Ended September 30,
Class C	2010	2009

Sales	273,557	295,098
Issued to shareholders electing to receive payments of distributions in Fund shares	33,181	37,169
Redemptions	(293,417)	(776,735)

Net increase (decrease)	13,321	(444,468)

Eaton Vance Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

California Fund (continued)

	Year Ended September 30,
Class I	2010	2009

Sales	702,606	260,585
Issued to shareholders electing to receive payments of distributions in Fund shares	1,327	1,595
Redemptions	(143,130)	(7,371)

Net increase	560,803	254,809

Massachusetts Fund
	Year Ended September 30,
Class A	2010	2009

Sales (including merger of Class B shares)	3,228,985	2,414,904
Issued to shareholders electing to receive payments of distributions in Fund shares	599,059	670,397
Redemptions	(5,341,104)	(6,390,397)
Exchange from Class B shares	296,118	477,309

Net decrease	(1,216,942)	(2,827,787)

	Year Ended September 30,
Class B	2010(1)	2009

Sales	22,135	196,404
Issued to shareholders electing to receive payments of distributions in Fund shares	43,901	74,570
Redemptions	(297,544)	(612,384)
Exchange to Class A shares	(295,918)	(476,840)
Merger to Class A shares	(2,090,215)	—

Net decrease	(2,617,641)	(818,250)

	Year Ended September 30,
Class C	2010	2009

Sales	876,955	501,235
Issued to shareholders electing to receive payments of distributions in Fund shares	61,432	62,458
Redemptions	(493,720)	(647,353)

Net increase (decrease)	444,667	(83,660)

	Year Ended September 30,
Class I	2010	2009

Sales	644,609	9,024
Issued to shareholders electing to receive payments of distributions in Fund shares	25,650	26,720
Redemptions	(127,016)	(419,880)

Net increase (decrease)	543,243	(384,136)

New York Fund
	Year Ended September 30,
Class A	2010	2009

Sales	2,767,023	4,148,971
Issued to shareholders electing to receive payments of distributions in Fund shares	1,060,258	1,184,532
Redemptions	(6,868,422)	(7,214,253)
Exchange from Class B shares	38,437	47,131

Net decrease	(3,002,704)	(1,833,619)

	Year Ended September 30,
Class B	2010	2009

Sales	178,562	212,266
Issued to shareholders electing to receive payments of distributions in Fund shares	26,859	31,437
Redemptions	(148,295)	(248,966)
Exchange to Class A shares	(38,388)	(47,055)

Net increase (decrease)	18,738	(52,318)

	Year Ended September 30,
Class C	2010	2009

Sales	1,193,568	1,544,671
Issued to shareholders electing to receive payments of distributions in Fund shares	121,173	114,608
Redemptions	(975,512)	(903,265)

Net increase	339,229	756,014

	Year Ended September 30,
Class I	2010	2009

Sales	1,361,227	158,359
Issued to shareholders electing to receive payments of distributions in Fund shares	4,996	1,849
Redemptions	(168,080)	(13,598)

Net increase	1,198,143	146,610

Ohio Fund
	Year Ended September 30,
Class A	2010	2009

Sales (including merger of Class B shares)	3,011,054	5,585,228
Issued to shareholders electing to receive payments of distributions in Fund shares	739,318	861,047
Redemptions	(5,866,909)	(8,186,081)
Exchange from Class B shares	—	30,123

Net decrease	(2,116,537)	(1,709,683)

Eaton Vance Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Ohio Fund (continued)

	Period Ended September 30,
Class B		2009(2)

Sales		5,928
Issued to shareholders electing to receive payments of distributions in Fund shares		11,970
Redemptions		(108,141)
Exchange to Class A shares		(30,112)
Merger to Class A shares		(2,644,707)

Net decrease		(2,765,062)

	Year Ended September 30,
Class C	2010	2009

Sales	598,181	630,268
Issued to shareholders electing to receive payments of distributions in Fund shares	73,490	79,736
Redemptions	(531,674)	(1,204,468)

Net increase (decrease)	139,997	(494,464)

Period Ended
Class I	September 30, 2010(3)

Sales	112

Net increase	112

Rhode Island Fund
	Year Ended September 30,
Class A	2010	2009

Sales	693,111	524,672
Issued to shareholders electing to receive payments of distributions in Fund shares	123,005	113,581
Redemptions	(953,974)	(920,369)
Exchange from Class B shares	238,344	206,204

Net increase (decrease)	100,486	(75,912)

	Year Ended September 30,
Class B	2010	2009

Sales	15,094	40,543
Issued to shareholders electing to receive payments of distributions in Fund shares	17,289	26,870
Redemptions	(116,956)	(180,245)
Exchange to Class A shares	(232,788)	(201,367)

Net decrease	(317,361)	(314,199)

	Year Ended September 30,
Class C	2010	2009

Sales	77,458	151,576
Issued to shareholders electing to receive payments of distributions in Fund shares	10,067	11,928
Redemptions	(165,891)	(112,659)

Net increase (decrease)	(78,366)	50,845

Period Ended
Class I	September 30, 2010(3)

Sales	112

Net increase	112

(1)	At the close of business on June 11, 2010, Class B shares of Massachusetts Fund were merged into Class A shares.

(2)	At the close of business on December 5, 2008, Class B shares of Ohio Fund were merged into Class A shares.

(3)	Class I of Ohio Fund and Rhode Island Fund commenced operations on August 3, 2010.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2010, as determined on a federal income tax basis, were as follows:

California Fund

Aggregate cost	$187,955,887

Gross unrealized appreciation	$17,095,575
Gross unrealized depreciation	(3,819,058)

Net unrealized appreciation	$13,276,517

Massachusetts Fund

Aggregate cost	$215,495,207

Gross unrealized appreciation	$21,366,163
Gross unrealized depreciation	(3,567,156)

Net unrealized appreciation	$17,799,007

New York Fund

Aggregate cost	$348,321,911

Gross unrealized appreciation	$30,431,806
Gross unrealized depreciation	(6,548,421)

Net unrealized appreciation	$23,883,385

Eaton Vance Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Ohio Fund

Aggregate cost	$260,084,934

Gross unrealized appreciation	$19,493,931
Gross unrealized depreciation	(3,046,441)

Net unrealized appreciation	$16,447,490

Rhode Island Fund

Aggregate cost	$46,268,195

Gross unrealized appreciation	$2,949,262
Gross unrealized depreciation	(1,633,446)

Net unrealized appreciation	$1,315,816

9   Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At September 30, 2010, the Massachusetts Fund and Ohio Fund had a balance outstanding pursuant to this line of credit of $700,000 and $500,000, respectively, at an interest rate of 1.44%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at September 30, 2010. The Funds’ average borrowing or allocated fees during the year ended September 30, 2010 were not significant.

10   Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2010 is as follows:

Futures Contracts

						Net
						Unrealized
	Expiration			Aggregate		Appreciation
Fund	Date	Contracts	Position	Cost	Value	(Depreciation)

California	12/10	50 U.S. 30-Year Treasury Bond	Short	$(6,718,975)	$(6,685,938)	$33,037

Massachusetts	12/10	100 U.S. 10-Year Treasury Note	Short	$(12,484,025)	$(12,604,688)	$(120,663)
	12/10	75 U.S. 30-Year Treasury Bond	Short	(10,078,462)	(10,028,906)	49,556

New York	12/10	328 U.S. 30-Year Treasury Bond	Short	$(44,076,476)	$(43,859,750)	$216,726

Ohio	12/10	70 U.S. 10-Year Treasury Note	Short	$(8,738,815)	$(8,823,282)	$(84,467)
	12/10	81 U.S. 30-Year Treasury Bond	Short	(10,654,807)	(10,831,218)	(176,411)

Rhode Island	12/10	8 U.S. 10-Year Treasury Note	Short	$(998,722)	$(1,008,375)	$(9,653)

Interest Rate Swaps
California Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Merrill Lynch Capital Services, Inc.	$5,212,500	3.374%	3-month USD-LIBOR-BBA	November 24, 2010/ November 24, 2040	$(7,786)

Massachusetts Fund

		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$6,237,500	3.488%	3-month USD-LIBOR-BBA	December 14, 2010/ December 14, 2040	$(135,316)

Eaton Vance Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

New York Fund

		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$8,900,000	3.488%	3-month USD-LIBOR-BBA	December 14, 2010/ December 14, 2040	$(193,076)

Ohio Fund

		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Merrill Lynch Capital Services, Inc.	$4,300,000	3.374%	3-month USD-LIBOR-BBA	November 24, 2010/ November 24, 2040	$(6,423)

Rhode Island Fund

		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$1,262,500	3.488%	3-month USD-LIBOR-BBA	December 14, 2010/ December 14, 2040	$(27,389)

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At September 30, 2010, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, each Fund enters into interest rate swap contracts. The Funds also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The Funds enter into interest rate swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those swaps in a liability position. At September 30, 2010, the fair value of interest rate swaps with credit-related contingent features in a net liability position was equal to the fair value of the liability derivative related to interest rate swaps included in the table below for each respective Fund. The value of securities pledged as collateral, if any, for open interest rate swap contracts at September 30, 2010 is disclosed in a note to each Fund’s Portfolio of Investments.

The non-exchange traded derivatives in which a Fund invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At September 30, 2010, the maximum amount of loss the Funds would incur due to counterparty risk was equal to the fair value of the asset derivative related to interest rate swaps included in the table below for each respective Fund. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of a Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair values of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2010 were as follows:

	Fair Value

	Asset Derivative	Liability Derivative

California Fund
Futures Contracts	$33,037(1)	$—
Interest Rate Swaps	—	(7,786	)(2)

Total	$33,037	$(7,786)

Massachusetts Fund
Futures Contracts	$49,556(1)	$(120,663	)(3)
Interest Rate Swaps	—	(135,316	)(2)

Total	$49,556	$(255,979)

New York Fund
Futures Contracts	$216,726(1)	$—
Interest Rate Swaps	—	(193,076	)(2)

Total	$216,726	$(193,076)

Ohio Fund
Futures Contracts	$—	$(260,878	)(3)
Interest Rate Swaps	—	(6,423	)(2)

Total	$—	$(267,301)

Rhode Island Fund
Futures Contracts	$—	$(9,653	)(3)
Interest Rate Swaps	—	(27,389	)(2)

Total	$—	$(37,042)

(1)	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation.

(3)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above.

Eaton Vance Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2010 was as follows:

		Change in
		Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Fund	Income(1)	Income(2)

California	$(3,676,647)	$932,641
Massachusetts	(4,168,785)	546,564
New York	(7,890,470)	984,992
Ohio	(4,501,519)	777,828
Rhode Island	(334,447)	3,296

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the year ended September 30, 2010, which are indicative of the volume of these derivative types, were approximately as follows:

	Average Notional Amount

Fund	Futures Contracts	Interest Rate Swaps

California	$13,185,000	$8,443,000
Massachusetts	21,538,000	6,238,000
New York	38,954,000	8,900,000
Ohio	25,077,000	4,300,000
Rhode Island	1,077,000	1,263,000

11   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

California Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$229,597,404	$—	$229,597,404

Total Investments	$—	$229,597,404	$—	$229,597,404

Futures Contracts	$33,037	$—	$—	$33,037

Total	$33,037	$229,597,404	$—	$229,630,441

Liability Description

Interest Rate Swaps	$—	$(7,786)	$—	$(7,786)

Total	$—	$(7,786)	$—	$(7,786)

Massachusetts Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$259,444,214	$—	$259,444,214

Total Investments	$—	$259,444,214	$—	$259,444,214

Futures Contracts	$49,556	$—	$—	$49,556

Total	$49,556	$259,444,214	$—	$259,493,770

Liability Description

Futures Contracts	$(120,663)	$—	$—	$(120,663)
Interest Rate Swaps	—	(135,316)	—	(135,316)

Total	$(120,663)	$(135,316)	$—	$(255,979)

Eaton Vance Municipal Income Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

New York Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$417,195,296	$—	$417,195,296

Total Investments	$—	$417,195,296	$—	$417,195,296

Futures Contracts	$216,726	$—	$—	$216,726

Total	$216,726	$417,195,296	$—	$417,412,022

Liability Description

Interest Rate Swaps	$—	$(193,076)	$—	$(193,076)

Total	$—	$(193,076)	$—	$(193,076)

Ohio Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$284,002,424	$—	$284,002,424

Total Investments	$—	$284,002,424	$—	$284,002,424

Liability Description

Futures Contracts	$(260,878)	$—	$—	$(260,878)
Interest Rate Swaps	—	(6,423)	—	(6,423)

Total	$(260,878)	$(6,423)	$—	$(267,301)

Rhode Island Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$49,279,011	$—	$49,279,011

Total Investments	$—	$49,279,011	$—	$49,279,011

Liability Description

Futures Contracts	$(9,653)	$—	$—	$(9,653)
Interest Rate Swaps	—	(27,389)	—	(27,389)

Total	$(9,653)	$(27,389)	$—	$(37,042)

The Funds held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

12   Name Change

Effective December 1, 2009, the names of Eaton Vance California Municipal Income Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund, Eaton Vance Ohio Municipal Income Fund and Eaton Vance Rhode Island Municipal Income Fund were changed from Eaton Vance California Municipals Fund, Eaton Vance Massachusetts Municipals Fund, Eaton Vance New York Municipals Fund, Eaton Vance Ohio Municipals Fund and Eaton Vance Rhode Island Municipals Fund, respectively.

Eaton Vance Municipal Income Funds as of September 30, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance California Municipal Income Fund (formerly, Eaton Vance California Municipals Fund), Eaton Vance Massachusetts Municipal Income Fund (formerly, Eaton Vance Massachusetts Municipals Fund), Eaton Vance New York Municipal Income Fund (formerly, Eaton Vance New York Municipals Fund), Eaton Vance Ohio Municipal Income Fund (formerly, Eaton Vance Ohio Municipals Fund), and Eaton Vance Rhode Island Municipal Income Fund (formerly, Eaton Vance Rhode Island Municipals Fund):
We have audited the accompanying statements of assets and liabilities of Eaton Vance California Municipal Income Fund (formerly, Eaton Vance California Municipals Fund), Eaton Vance Massachusetts Municipal Income Fund (formerly, Eaton Vance Massachusetts Municipals Fund), Eaton Vance New York Municipal Income Fund (formerly, Eaton Vance New York Municipals Fund), Eaton Vance Ohio Municipal Income Fund (formerly, Eaton Vance Ohio Municipals Fund), and Eaton Vance Rhode Island Municipal Income Fund (formerly, Eaton Vance Rhode Island Municipals Fund) (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of September 30, 2010, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the statement of cash flows for Eaton Vance California Municipal Income Fund for the year then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance California Municipal Income Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund, Eaton Vance Ohio Municipal Income Fund and Eaton Vance Rhode Island Municipal Income Fund as of September 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and cash flows for Eaton Vance California Municipal Income Fund for the year then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2010

Eaton Vance Municipal Income Funds as of September 30, 2010

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2011 will show the tax status of all distributions paid to your account in calendar year 2010. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends. The Funds designate the following percentages of dividends from net investment income as exempt-interest dividends:

Eaton Vance California Municipal Income Fund	99.81%
Eaton Vance Massachusetts Municipal Income Fund	99.75%
Eaton Vance New York Municipal Income Fund	99.87%
Eaton Vance Ohio Municipal Income Fund	99.69%
Eaton Vance Rhode Island Municipal Income Fund	100.00%

Eaton Vance Municipal Income Funds

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Municipal Income Funds

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance California Municipal Income Fund (formerly Eaton Vance California Municipals Fund)
•	Eaton Vance Massachusetts Municipal Income Fund (formerly Eaton Vance Massachusetts Municipals Fund)
•	Eaton Vance New York Municipal Income Fund (formerly Eaton Vance New York Municipals Fund)
•	Eaton Vance Ohio Municipal Income Fund (formerly Eaton Vance Ohio Municipals Fund)
•	Eaton Vance Rhode Island Municipal Income Fund (formerly Eaton Vance Rhode Island Municipals Fund)

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes to such personnel (where applicable). In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio

Eaton Vance Municipal Income Funds

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and, where relevant, a peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for each Fund. The Board considered the impact of extraordinary market conditions during 2008 and 2009 on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s long-standing strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. The Board noted that the Adviser had restructured management of the municipal bond team and had implemented additional processes and tools designed to manage credit and interest rate risk. The Board concluded that appropriate actions are being taken by the Adviser to improve Fund performance and that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on the Funds’ expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged to the Fund for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for a Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and each Fund to continue to share such benefits equitably.

Eaton Vance Municipal Income Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

		Term of		Number of Portfolios
	Position(s)	Office and		in Fund Complex
Name and	with the	Length of	Principal Occupation(s)	Overseen By	Other Directorships Held
Date of Birth	Trust	Service	During Past Five Years and Other Relevant Experience	Trustee(1)	During the Last Five Years(2)

Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee	Trustee since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 184 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.	184	Director of EVC.

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	184	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	184	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries).

William H. Park 9/19/47	Trustee	Since 2003	Chief Financial Officer, Aveon Group, L.P. (an investment management firm) (since 2010). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).	184	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	184	None

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	184	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Eaton Vance Municipal Income Funds

MANAGEMENT AND ORGANIZATION CONT’D

		Term of		Number of Portfolios
	Position(s)	Office and		in Fund Complex
Name and	with the	Length of	Principal Occupation(s)	Overseen By	Other Directorships Held
Date of Birth	Trust	Service	During Past Five Years and Other Relevant Experience	Trustee(1)	During the Last Five Years(2)

Noninterested Trustees (continued)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	184	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider), Aviva USA (insurance provider) and CIFG (family of financial guaranty companies), and Advisory Director of Berkshire Capital Securities LLC (private investment banking firm).

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.	184	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	184	None

Principal Officers who are not Trustees

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Date of Birth	Trust	Service	During Past Five Years

Thomas M. Metzold 8/3/58	President	Since 2010	Vice President of EVM and BMR. Officer of 57 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 80 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 50 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 96 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 72 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

Eaton Vance Municipal Income Funds

MANAGEMENT AND ORGANIZATION CONT’D

(1)	Includes both master and feeder funds in a master-feeder structure.

(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Fund (launched in 1998 and terminated in 2009).

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Municipals Trust
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

438-11/10	MUNISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Income Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund, Eaton Vance Ohio Municipal Income Fund, and Eaton Vance Rhode Island Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 25 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.
The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended September 30, 2009 and September 30, 2010 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by the principal accountant for the same time periods.
Eaton Vance National Municipal Income Fund

Fiscal Years Ended	9/30/09	9/30/10

Audit Fees	$96,730	$92,290
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$24,286	$21,742
All Other Fees(3)	$0	$500

Total	$121,016	$114,532

Eaton Vance California Municipal Income Fund

Fiscal Years Ended	9/30/09	9/30/10

Audit Fees	$52,730	$50,233
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,930	$9,499
All Other Fees(3)	$0	$500

Total	$63,660	$60,232

Eaton Vance Massachusetts Municipal Income Fund

Fiscal Years Ended	9/30/09	9/30/10

Audit Fees	$50,795	$51,073
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,976	$10,135
All Other Fees(3)	$0	$500

Total	$60,771	$61,708

Eaton Vance New York Municipal Income Fund

Fiscal Years Ended	9/30/09	9/30/10

Audit Fees	$55,555	$52,780
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,520	$10,930
All Other Fees(3)	$0	$500

Total	$68,075	$64,210

Eaton Vance Ohio Municipal Income Fund

Fiscal Years Ended	9/30/09	9/30/10

Audit Fees	$36,248	$34,305
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,817	$8,704
All Other Fees(3)	$0	$500

Total	$46,065	$43,509

Eaton Vance Rhode Island Municipal Income Fund

Fiscal Years Ended	9/30/09	9/30/10

Audit Fees	$30,755	$29,368
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,340	$8,545
All Other Fees(3)	$0	$500

Total	$40,095	$38,413

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/09	8/31/09	9/30/09	7/31/10	8/31/10	9/30/10

Audit Fees	$248,008	$373,863	$347,513	$241,299	$361,930	$310,048
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$63,313	$110,649	$84,619	$59,497	$103,812	$69,555
All Other Fees(3)	$0	$0	$0	$3,500	$6,000	$3,000

Total	$311,321	$484,512	$432,132	$304,296	$471,742	$382,603

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by the Series’ principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/09	8/31/09	9/30/09	7/31/10	8/31/10	9/30/10

Registrant(1)	$63,313	$110,649	$84,619	$73,797	$128,412	$72,555
Eaton Vance (2)	$266,867	$250,539	$288,889	$213,768	$240,551	$278,901

(1)	Includes all of the Series of the Trust.

(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust
By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: November 18, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: November 18, 2010

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: November 18, 2010